UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 17 of its series, Wells Fargo Advantage Intrinsic Small Cap Value Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Special Small Cap Value Fund, Wells Fargo Advantage Traditional Small Cap Growth Fund, Wells Fargo Advantage Emerging Markets Local Bond Fund, Wells Fargo Advantage International Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Diversified International Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Emerging Markets Equity Income Fund, Wells Fargo Advantage Emerging Markets Equity Select Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage International Equity Fund, and Wells Fargo Advantage Intrinsic World Equity Fund. Each series had an October 31 fiscal year end.

Date of reporting period: January 31, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Emerging Markets Local Bond Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Corporate Bonds and Notes @: 17.05%

Brazil : 0.62%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75%	5-22-2018	460,000	$153,635

Germany : 2.72%
KfW (Financials, Commercial Banks, TRY)	5.00	1-16-2017	625,000	240,755
KfW (Financials, Commercial Banks, TRY)	8.50	4-15-2015	1,000,000	430,151

				670,906

Luxembourg : 4.17%
European Investment Bank (Financials, Commercial Banks, ZAR)	6.00	10-21-2019	8,500,000	673,941
European Investment Bank (Financials, Commercial Banks, HUF)	6.50	1-5-2015	80,000,000	355,239

				1,029,180

Mexico : 1.53%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	6.45	12-5-2022	3,000,000	202,945
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN)	7.65	11-24-2021	2,300,000	174,159

				377,104

Netherlands : 0.72%
Rabobank Nederland (Financials, Commercial Banks, TRY)	6.13	5-2-2017	460,000	177,623

Russia : 1.45%
RZD Capital Limited (Industrials, Road & Rail, RUB)	8.30	4-2-2019	6,500,000	177,424
Sberbank Rossii (Financials, Banks, RUB)	7.00	1-31-2016	6,500,000	180,059

				357,483

South Africa : 0.53%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	3-1-2018	90,000	131,549

United States : 5.31%
Inter-American Development Bank (Financials, Commercial Banks, MXN)	8.00	1-26-2016	12,500,000	1,012,225
International Bank for Reconstruction & Development (Financials, Diversified Financial Services, MXN)	7.50	3-5-2020	3,600,000	299,085

				1,311,310

Total Foreign Corporate Bonds and Notes (Cost $5,145,934)				4,208,790

Foreign Government Bonds @: 74.60%
Brazil (BRL)	10.00	1-1-2023	7,975,000	2,779,457
Chile (CLP)	5.50	8-5-2020	238,000,000	429,576
Colombia (COP)	7.75	4-14-2021	975,000,000	522,341
Hungary (HUF)	6.75	11-24-2017	258,000,000	1,184,723
Indonesia (IDR)	7.38	9-15-2016	14,700,000,000	1,182,260
Malaysia (MYR)	3.26	3-1-2018	3,400,000	997,918
Malaysia (MYR)	4.26	9-15-2016	3,125,000	955,881
Mexico (MXN)	4.75	6-14-2018	16,420,000	1,203,104
Nigeria (NGN)	15.10	4-27-2017	80,000,000	508,545
Poland (PLN)	4.00	10-25-2023	6,500,000	1,948,763
Republic of South Africa (ZAR)	7.75	2-28-2023	12,850,000	1,084,412
Romania (RON)	6.00	4-30-2016	1,800,000	561,584
Russia (RUB)	7.00	1-25-2023	53,500,000	1,406,334
Russia (RUB)	7.50	3-15-2018	25,400,000	717,584
Thailand (THB)	3.25	6-16-2017	39,750,000	1,217,716
Turkey (TRY)	6.30	2-14-2018	1,590,000	605,587

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Turkey (TRY)		9.00%	3-8-2017	2,600,000	$1,105,282

Total Foreign Government Bonds (Cost $20,542,258)					18,411,067

Yankee Corporate Bonds and Notes : 3.35%

Brazil : 1.37%
ITAU Unibanco Holding SA (Financials, Commercial Banks)		5.13	5-13-2023	$200,000	183,000
Petroplus International Finance Company (Energy, Oil, Gas & Consumable Fuels)		5.75	1-20-2020	150,000	154,860

					337,860

India : 0.77%
Vedanta Resources plc (Materials, Metals & Mining) 144A		6.00	1-31-2019	200,000	189,500

Netherlands : 0.75%
Lukoil International Finance BV (Energy, Oil, Gas & Consumable Fuels)		4.56	4-24-2023	200,000	184,500

United Kingdom : 0.46%
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)		7.75	2-15-2017	110,000	114,620

Total Yankee Corporate Bonds and Notes (Cost $857,183)					826,480

		Yield		Shares
Short-Term Investments : 2.89%

Investment Companies : 2.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07		712,240	712,240

Total Short-Term Investments (Cost $712,240)					712,240

Total investments in securities (Cost $27,257,615)*	97.89%				24,158,577
Other assets and liabilities, net	2.11				520,741

Total net assets	100.00%				$24,679,318

@	Foreign bond principal is denominated in local currency.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $27,249,834 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$207,032
Gross unrealized depreciation	(3,298,289)

Net unrealized depreciation	(3,091,257)

2

Wells Fargo Advantage Emerging Markets Local Bond Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Foreign corporate bonds and notes	$0	$4,208,790	$0	$4,208,790
Foreign government bonds	0	18,411,067	0	18,411,067
Yankee corporate bonds and notes	0	826,480	0	826,480
Short-term investments
Investment companies	712,240	0	0	712,240

	$712,240	$23,446,337	$0	$24,158,577

As of January 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts	$0	$(32,731	)*	$0	$(32,731)

*	Amount represents the net unrealized losses.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level, Level 2, or Level 3.

Derivative transactions

As of January 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At January 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2014	In exchange for U.S. $	Unrealized losses
2-27-2014	State Street Bank	4,230,000 MYR	$1,262,288	$1,309,395	$(47,107)
3-10-2014	State Street Bank	3,325,000 PLN	1,052,492	1,076,808	(24,316)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
2-26-2014	State Street Bank	12,350,000 MXN	$921,841	$938,486	$16,645
3-24-2014	State Street Bank	23,300,000 RUB	656,202	678,984	22,782
4-1-2014	State Street Bank	2,100,000 TRY	913,973	913,238	(735)

Wells Fargo Advantage International Bond Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.18%

United States : 0.18%
NBCUniversal Media LLC (Consumer Discretionary, Media)	2.88%	1-15-2023	$2,600,000	$2,455,107

Total Corporate Bonds and Notes (Cost $2,595,782)				2,455,107

Foreign Corporate Bonds and Notes @ : 20.06%

Australia : 0.96%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,405,000	1,312,594
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.75	5-16-2022	8,000,000	12,030,162

				13,342,756

Belgium : 0.50%
Anheuser-Busch InBev NV (Consumer Staples, Beverages, EUR)	2.88	9-25-2024	5,000,000	6,940,907

Brazil : 0.32%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,500,000	4,508,857

Czech Republic : 0.79%
EP Energy LLC (Energy, Oil, Gas & Consumable Fuels, EUR)	5.88	11-1-2019	7,500,000	11,001,079

Finland : 0.84%
Nordic Investment Bank (Financials, Banks, AUD)	5.00	4-19-2022	13,000,000	11,687,555

France : 1.26%
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	3.31	1-25-2023	4,300,000	5,918,412
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	4.73	5-26-2021	3,500,000	5,377,346
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	5.00	3-15-2017	1,900,000	2,848,026
Veolia Environnement (Utilities, Multi-Utilities, EUR)	4.25	1-6-2021	2,200,000	3,364,118

				17,507,902

Germany : 1.95%
Daimler AG (Consumer Discretionary, Automobiles, EUR)	2.00	6-25-2021	5,050,000	6,815,714
KfW (Financials, Banks, NOK)	3.75	9-25-2015	35,500,000	5,832,192
KfW (Financials, Banks, AUD)	6.25	5-19-2021	11,700,000	11,362,033
Unitymedia Hessen GmbH & Company (Consumer Discretionary, Media, EUR) 144A	5.13	1-21-2023	1,700,000	2,344,377
Unitymedia Hessen GmbH & Company (Consumer Discretionary, Media, EUR) 144A	5.75	1-15-2023	500,000	711,439

				27,065,755

Ireland : 0.70%
AG Spring Finance II Limited (Financials, Diversified Financial Services, EUR) 144A	7.50	6-1-2018	3,600,000	4,981,557
General Electric Capital Corporation (Financials, Diversified Financial Services, EUR)	2.63	3-15-2023	3,500,000	4,779,926

				9,761,483

Italy : 0.41%
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR)	3.63	3-19-2019	3,000,000	4,451,364

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Italy (continued)
Marcolin SpA (Consumer Discretionary, Personal Products, EUR) 144A	8.50%	11-15-2019	900,000	$1,262,383

				5,713,747

Luxembourg : 3.46%
Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88	5-15-2018	4,025,000	5,846,511
European Investment Bank (Financials, Banks, AUD)	6.50	8-7-2019	22,400,000	21,806,155
Fiat Industrial SpA (Financials, Consumer Finance, EUR)	6.25	3-9-2018	3,000,000	4,560,155
Gestamp Funding Luxembourg SA (Consumer Discretionary, Auto Components, EUR)	5.88	5-31-2020	1,500,000	2,134,317
Heidelbergcement AG (Industrials, Building Products, EUR)	8.50	10-31-2019	1,730,000	2,949,112
Numericable Finance & Company SCA (Financials, Diversified Financial Services, EUR)	12.38	2-15-2019	1,521,000	2,493,443
Servus Luxembourg Holding SCA (Consumer Discretionary, Automobiles, EUR) 144A	7.75	6-15-2018	2,550,000	3,626,688
Sunrise Communications (Telecommunication Services, Diversified Telecommunication Services, EUR)	7.00	12-31-2017	200,000	284,913
Telenet Finance V Luxembourg SCA (Consumer Discretionary, Media, EUR)	6.25	8-15-2022	3,000,000	4,353,343

				48,054,637

Mexico : 0.63%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, EUR)	3.00	7-12-2021	6,000,000	8,322,663
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, EUR) 144A	7.19	9-12-2024	6,050,000	429,616

				8,752,279

Netherlands : 2.50%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment, EUR)	3.38	9-19-2023	400,000	560,771
Bank Nederlandse Gemeenten (Financials, Banks, EUR)	2.63	9-1-2020	5,250,000	7,558,936
BMW Finance NV (Financials, Consumer Finance, EUR)	3.25	1-14-2019	3,500,000	5,139,407
Heineken NV (Consumer Staples, Beverages, EUR)	2.13	8-4-2020	6,000,000	8,164,218
Interxion Holding NV (Information Technology, IT Services, EUR) 144A	6.00	7-15-2020	1,600,000	2,296,069
Nokia Siemens Networks (Telecommunication Services, Diversified Telecommunication Services, EUR) 144A	6.75	4-15-2018	500,000	723,254
Ziggo Holding BV (Consumer Discretionary, Media, EUR)	3.63	3-27-2020	7,600,000	10,368,505

				34,811,160

Poland : 0.16%
Play Finance 2 SA (Telecommunication Services, Wireless Telecommunication Services, EUR) 144A	5.25	2-1-2019	1,600,000	2,155,222

Russia : 0.03%
Sberbank Rossii (Financials, Banks, RUB)	7.00	1-31-2016	14,200,000	393,361

South Africa : 0.01%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	3-1-2018	90,000	131,549

Spain : 0.38%
Portaventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR) 144A	7.25	12-1-2020	750,000	1,036,155
Telefonica Emisiones S.A.U. (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.99	1-23-2023	3,000,000	4,202,626

				5,238,781

2

Wells Fargo Advantage International Bond Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Switzerland : 0.35%
Eurofima (Financials, Banks, AUD)	6.25%	12-28-2018	5,000,000	$4,805,340

United Kingdom : 4.21%
Anglian Water Osprey Financing plc (Utilities, Water & Sewer Revenue, GBP)	7.00	1-31-2018	4,000,000	7,066,134
Arqiva Broadcast Finance plc (Consumer Discretionary, Media, GBP) 144A	9.50	3-31-2020	800,000	1,463,070
B.A.T. International Finance plc (Financials, Diversified Financial Services, EUR)	2.75	3-25-2025	4,950,000	6,688,854
Bakkavor Finance 2 plc (Consumer Staples, Food & Staples Retailing, GBP)	8.25	2-15-2018	900,000	1,578,636
Bakkavor Finance 2 plc (Consumer Staples, Food & Staples Retailing, GBP)	8.75	6-15-2020	700,000	1,247,966
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	4.60	2-15-2020	5,450,000	8,244,781
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	5.00	12-2-2019	4,100,000	6,441,101
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	8.25	3-15-2020	3,355,000	6,260,725
National Grid plc (Utilities, Multi-Utilities, EUR)	4.38	3-10-2020	6,511,000	10,092,443
Phones4u Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	9.50	4-1-2018	2,410,000	4,140,077
United Utilities plc (Utilities, Water Utilities, EUR)	4.25	1-24-2020	1,778,000	2,715,774
Virgin Media Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	8.88	10-15-2019	1,431,000	2,552,375

				58,491,936

United States : 0.60%
General Electric Capital Corporation (Financials, Diversified Financial Services, NZD)	4.25	1-17-2018	10,600,000	8,385,649

Total Foreign Corporate Bonds and Notes (Cost $272,177,994)				278,749,955

Foreign Government Bonds @ : 71.87%
Australian Government Bond (AUD)	5.50	1-21-2018	38,950,000	37,135,169
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	9,000,000	8,838,054
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	58,495,000	47,300,302
Bonos y Obligaciones del Estado 144A (EUR)	3.80	4-30-2024	48,925,000	66,252,364
Bonos y Obligaciones del Estado 144A (EUR)	5.15	10-31-2028	30,295,000	45,167,009
Brazil (BRL)	8.50	1-5-2024	33,840,000	12,199,648
Brazil (BRL)	10.00	1-1-2023	129,150,000	45,011,524
Chile (CLP)	5.50	8-5-2020	291,500,000	526,140
Colombia (COP)	7.75	4-14-2021	1,675,000,000	897,355
Germany (NOK)	4.00	3-4-2016	40,000,000	6,644,074
Hungary (HUF)	6.00	11-24-2023	3,374,050,000	14,443,072
Hungary (HUF)	6.75	11-24-2017	777,000,000	3,567,944
Hungary (HUF)	7.00	6-24-2022	4,250,000,000	19,406,518
Indonesia (IDR)	7.38	9-15-2016	39,330,000,000	3,163,150
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	32,200,000	46,429,876
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	49,825,000	71,412,328
Korea (KRW)	2.75	9-10-2017	26,840,000,000	24,800,752
Korea (KRW)	5.25	3-10-2027	33,590,000,000	36,246,163
Malaysia (MYR)	3.26	3-1-2018	7,450,000	2,186,613
Malaysia (MYR)	3.31	10-31-2017	211,500,000	62,484,235
Malaysia (MYR)	4.26	9-15-2016	6,725,000	2,057,056
Mexico (MXN)	4.75	6-14-2018	643,510,000	47,150,412
Mexico (MXN)	7.25	12-15-2016	34,300,000	2,758,975
Mexico (MXN)	7.75	11-13-2042	217,740,000	16,277,864
New South Wales Treasury (AUD)	6.00	2-1-2018	15,000,000	14,400,229
New Zealand (NZD)	5.50	4-15-2023	68,825,000	59,436,244
Nigeria (NGN)	15.10	4-27-2017	170,000,000	1,080,659
Norway (NOK)	3.75	5-25-2021	127,300,000	21,991,694

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds (continued)
Poland (PLN)	4.00%	10-25-2023	209,200,000	$62,720,178
Province of Ontario (AUD)	6.25	9-29-2020	13,600,000	12,955,254
Queensland Treasury (AUD)	5.75	7-22-2024	11,000,000	10,493,686
Queensland Treasury (AUD)	6.00	2-21-2018	15,000,000	14,371,047
Republic of South Africa (ZAR)	6.50	2-28-2041	22,300,000	1,433,349
Republic of South Africa (ZAR)	7.75	2-28-2023	438,875,000	37,036,682
Romania (RON)	6.00	4-30-2016	3,850,000	1,201,165
Russia (RUB)	7.00	1-25-2023	129,500,000	3,404,116
Russia (RUB)	7.50	3-15-2018	1,203,800,000	34,008,976
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	204,500,000	35,356,269
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	216,400,000	31,000,025
Thailand (THB)	3.25	6-16-2017	105,250,000	3,224,266
Turkey (TRY)	6.30	2-14-2018	77,655,000	29,576,641
Turkey (TRY)	9.00	3-8-2017	6,350,000	2,699,438

Total Foreign Government Bonds (Cost $1,064,685,899)				998,746,515

Yankee Corporate Bonds and Notes : 3.41%

Bermuda : 0.27%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75	2-16-2021	$3,550,000	3,741,700

Brazil : 0.94%
ITAU Unibanco Holding SA (Financials, Commercial Banks)	5.13	5-13-2023	7,350,000	6,725,250
Petroplus International Finance Company (Energy, Oil, Gas & Consumable Fuels)	5.75	1-20-2020	6,185,000	6,385,413

				13,110,663

Cayman Islands : 0.51%
International Petroleum Investment Company Limited (Energy, Oil, Gas & Consumable Fuels)	5.00	11-15-2020	5,700,000	6,205,875
Petrobras International Finance Company (Energy, Oil, Gas & Consumable Fuels)	5.38	1-27-2021	860,000	849,940

				7,055,815

India : 0.11%
Vedanta Resources plc (Materials, Metals & Mining) 144A	6.00	1-31-2019	1,600,000	1,516,000

Netherlands : 0.51%
Lukoil International Finance BV (Energy, Oil, Gas & Consumable Fuels)	4.56	4-24-2023	500,000	461,250
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	3,200,000	3,544,000
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	2,950,000	3,097,500

				7,102,750

Peru : 0.47%
Banco De Credito Del Peru (Financials, Banks) 144A(i)	4.25	4-1-2023	7,235,000	6,620,025

United Kingdom : 0.41%
British Sky Broadcasting Group plc (Consumer Discretionary, Media) 144A	3.13	11-26-2022	2,900,000	2,764,445
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	7.75	2-15-2017	2,795,000	2,912,390

				5,676,835

4

Wells Fargo Advantage International Bond Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
United States : 0.19%
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies)		6.75%	10-15-2018	$1,920,000	$2,612,158

Total Yankee Corporate Bonds and Notes (Cost $47,472,666)					47,435,946

Short-Term Investments : 1.56%

		Yield		Shares
Investment Companies : 1.56%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.06		21,714,577	$21,714,577

Total Short-Term Investments (Cost $21,714,577)					21,714,577

Total investments in securities (Cost $1,408,646,918)*	97.08%				1,349,102,100

Other assets and liabilities, net	2.92				40,532,261

Total net assets	100.00%				$1,389,634,361

@	Foreign bond principal is denominated in local currency.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is $1,408,792,165 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,165,487
Gross unrealized depreciation	(80,855,552)

Net unrealized depreciation	$(59,690,065)

5

Wells Fargo Advantage International Bond Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$2,455,107	$0	$2,455,107
Foreign corporate bonds	0	278,749,955	0	278,320,339
Foreign government bonds	0	998,746,515	0	998,746,515
Yankee corporate bonds and notes	0	47,435,946	0	47,865,562
Short-term investments
Investment companies	21,714,577	0	0	21,714,577

	$21,714,577	$1,327,387,523	$0	$1,349,102,100

As of January 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts	$0	$17,398,295	*	$0	$17,398,295

*	Amount represents the net unrealized gains.

Derivative transactions

As of January 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
2-7-2014	State Street Bank	7,700,000,000 JPY	$75,365,612	$78,401,825	$(3,036,213)
2-19-2014	State Street Bank	6,790,000,000 JPY	66,462,377	66,321,547	140,830
2-26-2014	State Street Bank	15,000,000 MXN	1,119,645	1,142,712	(23,067)
2-27-2014	State Street Bank	9,150,000 MYR	2,730,480	2,832,379	(101,899)
2-27-2014	State Street Bank	77,000,000 GBP	126,558,692	124,589,850	1,968,842
3-10-2014	State Street Bank	7,215,000 PLN	2,283,829	2,336,592	(52,763)
3-12-2014	State Street Bank	734,000,000 HUF	3,162,454	3,342,692	(180,238)
3-18-2014	State Street Bank	76,237,889 AUD	66,531,422	68,300,000	(1,768,578)
3-18-2014	State Street Bank	7,700,000,000 JPY	75,380,107	74,816,844	563,263
3-18-2014	State Street Bank	8,250,000 AUD	7,199,625	7,323,278	(123,653)
3-18-2014	State Street Bank	4,600,000 AUD	4,014,337	4,010,556	3,781
3-24-2014	State Street Bank	12,463,862 EUR	16,810,290	16,900,000	(89,710)
3-28-2014	State Street Bank	4,115,390,580 JPY	40,290,405	40,200,000	90,405
4-14-2014	State Street Bank	9,950,000,000 JPY	97,421,803	94,856,852	2,564,951
4-22-2014	State Street Bank	4,900,000 EUR	6,608,888	6,680,121	(71,233)
4-22-2014	State Street Bank	48,500,000 EUR	65,414,508	66,055,060	(640,552)
4-22-2014	State Street Bank	40,500,000 EUR	54,624,486	55,150,065	(525,579)
4-22-2014	State Street Bank	4,000,000 EUR	5,395,011	5,416,040	(21,029)
4-28-2014	State Street Bank	6,242,000,000 JPY	61,121,259	60,862,528	258,731
4-28-2014	State Street Bank	81,150,000 CAD	72,717,904	72,553,564	164,340

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2014	In exchange for	U.S. value at January 31, 2014	Unrealized gains
2-19-2014	State Street Bank	77,719,535 EUR	$104,820,716	10,490,000,000 JPY	$102,678,989	$2,141,727
2-19-2014	State Street Bank	3,830,000,000 JPY	37,489,088	26,837,079 EUR	36,195,299	1,293,789

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
2-26-2014	State Street Bank	843,550,000 MXN	$62,965,119	$64,101,980	$1,136,861
2-26-2014	State Street Bank	29,000,000 MXN	2,164,648	2,203,731	39,083
2-27-2014	State Street Bank	8,000,000 GBP	13,148,955	13,186,880	37,925
3-3-2014	State Street Bank	66,000,000 TRY	28,964,137	32,120,540	3,156,403
3-12-2014	State Street Bank	8,885,000,000 HUF	38,281,205	40,404,729	2,123,524
3-13-2014	State Street Bank	123,745,000 PLN	39,162,269	40,082,286	920,017
3-13-2014	State Street Bank	64,500,000 PLN	20,412,674	20,935,978	523,304
3-13-2014	State Street Bank	84,000,000 NZD	67,744,864	69,053,880	1,309,016
3-18-2014	State Street Bank	76,640,000 AUD	66,882,337	67,082,992	200,655
3-18-2014	State Street Bank	201,700,000 AUD	176,019,929	178,992,614	2,972,685
3-24-2014	State Street Bank	602,695,000 RUB	16,973,810	17,591,798	617,988
3-24-2014	State Street Bank	592,000,000 RUB	16,672,605	17,186,321	513,716
3-24-2014	State Street Bank	50,000,000 RUB	1,408,159	1,457,046	48,887
3-31-2014	State Street Bank	403,150,000 ZAR	35,978,489	35,816,453	(162,036)
4-14-2014	State Street Bank	210,000,000 MYR	62,493,430	63,707,794	1,214,364
4-28-2014	State Street Bank	66,175,000,000 KRW	61,517,821	60,604,812	(913,009)
4-30-2014	State Street Bank	435,000,000 SEK	66,305,253	67,409,661	1,104,408
4-30-2014	State Street Bank	3,625,000 TRY	1,564,574	1,562,933	(1,641)

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.96%
FHLMC Series 2013-K713 Class B 144A±	3.17%	4-25-2046	$250,000	$240,421

Total Agency Securities (Cost $226,572)				240,421

Asset-Backed Securities : 2.81%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class E 144A	3.82	2-10-2020	250,000	255,754
CAL Funding II Limited Series 2012-1A Class A 144A	3.47	10-25-2027	218,750	217,576
Santander Drive Auto Receivables Trust Series 2012-5 Class D	3.30	9-17-2018	95,000	98,393
TAL Advantage LLC Series 2013-1A Class A 144A	2.83	2-22-2038	136,250	132,693

Total Asset-Backed Securities (Cost $721,008)				704,416

Corporate Bonds and Notes : 33.63%

Consumer Discretionary : 8.51%

Auto Components : 1.17%
United Rentals North America Incorporated	5.75	7-15-2018	275,000	293,906

Automobiles : 1.00%
Ford Motor Company	7.45	7-16-2031	200,000	251,811

Distributors : 0.06%
LKQ Corporation 144A	4.75	5-15-2023	15,000	13,950

Diversified Consumer Services : 0.57%
Service Corporation International	8.00	11-15-2021	124,000	142,290

Hotels, Restaurants & Leisure : 1.54%
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	155,000	159,650
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	5,000	5,175
International Game Technology	5.35	10-15-2023	175,000	185,236
NAI Entertainment Holdings LLC 144A	5.00	8-1-2018	25,000	25,938
Pinnacle Entertainment Incorporated	7.50	4-15-2021	10,000	10,838

				386,837

Household Durables : 0.49%
Mohawk Industries Incorporated	3.85	2-1-2023	125,000	122,344

Media : 2.77%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corporation 144A	5.25	2-15-2022	5,000	5,025
Cinemark USA Incorporated	5.13	12-15-2022	200,000	194,750
Cox Communications Incorporated 144A	2.95	6-30-2023	185,000	169,222
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	30,000	31,875
Gray Television Incorporated	7.50	10-1-2020	85,000	90,738
Lamar Media Corporation 144A	5.38	1-15-2024	5,000	5,063
Lamar Media Corporation	5.88	2-1-2022	150,000	156,000
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	5,000	5,425
Lynx I Corporation 144A	5.38	4-15-2021	5,000	5,013
Lynx II Corporation 144A	6.38	4-15-2023	5,000	5,100
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	25,000	26,688

				694,899

Specialty Retail : 0.89%
Advance Auto Parts Incorporated	4.50	12-1-2023	150,000	152,929
Neiman Marcus Group Limited 144A	8.00	10-15-2021	5,000	5,238
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	51,500
Sonic Automotive Incorporated	5.00	5-15-2023	15,000	14,100

				223,767

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods : 0.02%
William Carter Company 144A	5.25%	8-15-2021	$5,000	$5,063

Consumer Staples : 1.67%

Beverages : 0.79%
Constellation Brands Incorporated	7.25	9-1-2016	175,000	198,406

Food Products : 0.14%
B&G Foods Incorporated	4.63	6-1-2021	25,000	24,219
Darling International Incorporated 144A	5.38	1-15-2022	5,000	5,038
Post Holdings Incorporated 144A	6.75	12-1-2021	5,000	5,238

				34,495

Tobacco : 0.74%
Lorillard Tobacco Company	8.13	6-23-2019	150,000	186,917

Energy : 5.84%

Energy Equipment & Services : 2.50%
Bristow Group Incorporated	6.25	10-15-2022	150,000	158,250
Era Group Incorporated	7.75	12-15-2022	90,000	93,825
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	5,000	5,225
NGPL PipeCo LLC 144A	7.77	12-15-2037	245,000	209,475
PHI Incorporated	8.63	10-15-2018	150,000	161,438

				628,213

Oil, Gas & Consumable Fuels : 3.34%
Denbury Resources Incorporated	6.38	8-15-2021	150,000	159,375
Energy Transfer Partners LP	5.20	2-1-2022	175,000	187,550
Exterran Partners LP	6.00	4-1-2021	10,000	9,925
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	25,000	24,938
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	10,000	9,500
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	25,000	25,063
Sabine Pass LNG LP	6.50	11-1-2020	175,000	182,875
Sabine Pass LNG LP	7.50	11-30-2016	50,000	55,750
Semgroup LP 144A	7.50	6-15-2021	20,000	21,300
Suburban Propane Partners LP	7.38	3-15-2020	150,000	160,500

				836,776

Financials : 9.79%

Automobiles : 1.19%
General Motors Financial Company Incorporated	2.75	5-15-2016	300,000	300,000

Capital Markets : 1.64%
Lazard Group LLC	6.85	6-15-2017	175,000	200,670
Level 3 Financing Incorporated 144A	6.13	1-15-2021	5,000	5,113
Morgan Stanley	4.10	5-22-2023	210,000	204,764

				410,547

Commercial Banks : 0.93%
CIT Group Incorporated %%	4.25	8-15-2017	225,000	234,563

Consumer Finance : 0.75%
Ally Financial Incorporated	7.50	9-15-2020	15,000	17,625
Ally Financial Incorporated	8.00	3-15-2020	15,000	17,888
BMC Software Finance Incorporated 144A	8.13	7-15-2021	15,000	15,488
Credit Acceptance Corporation 144A	6.13	2-15-2021	5,000	5,088
SLM Corporation	7.25	1-25-2022	10,000	10,600

2

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
SLM Corporation	8.00%	3-25-2020	$30,000	$33,488
SLM Corporation	8.45	6-15-2018	75,000	86,906

				187,083

Diversified Financial Services : 2.39%
Citigroup Incorporated	6.68	9-13-2043	175,000	200,723
Denali Borrower/Finance Corporation 144A	5.63	10-15-2020	80,000	79,900
JPMorgan Chase Commerical Mortgage ±	6.00	12-31-2049	135,000	129,938
Moody’s Corporation	4.88	2-15-2024	180,000	189,515

				600,076

Insurance : 1.53%
Genworth Holdings Incorporated	4.80	2-15-2024	225,000	225,012
ProAssurance Corporation	5.30	11-15-2023	150,000	158,313

				383,325

Real Estate Management & Development : 0.25%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	60,000	62,400

REITs : 1.11%
American Tower Corporation	3.50	1-31-2023	200,000	189,618
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	88,188

				277,806

Health Care : 0.68%

Health Care Providers & Services : 0.56%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corporation	6.00	10-15-2021	10,000	10,250
Community Health Systems Incorporated 144A	6.88	2-1-2022	20,000	20,500
Community Health Systems Incorporated 144A	5.13	8-1-2021	5,000	5,031
Lifepoint Hospitals Incorporated 144A	5.50	12-1-2021	20,000	20,350
Select Medical Corporation	6.38	6-1-2021	30,000	30,113
Tenet Healthcare Corporation 144A	6.00	10-1-2020	50,000	52,625

				138,869

Health Care Technology : 0.08%
Healthcare Technology Intermediate Incorporated (PIK at 8.13%) ¥144A	7.38	9-1-2018	20,000	20,675

Pharmaceuticals : 0.04%
Pinnacle Incorporated 144A	9.50	10-1-2023	10,000	10,800

Industrials : 1.34%

Commercial Services & Supplies : 0.54%
ADT Corporation 144A	6.25	10-15-2021	25,000	25,849
Iron Mountain Incorporated	5.75	8-15-2024	36,000	33,660
Iron Mountain Incorporated	6.00	8-15-2023	75,000	77,156

				136,665

Transportation Infrastructure : 0.80%
Penske Truck Leasing 144A	4.25	1-17-2023	200,000	200,744

Information Technology : 1.36%

Computers & Peripherals : 0.86%
NCR Corporation	5.00	7-15-2022	200,000	195,000

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Computers & Peripherals (continued)
NCR Corporation 144A	5.88%	12-15-2021	$10,000	$10,375
NCR Corporation 144A	6.38	12-15-2023	10,000	10,400

				215,775

Internet Software & Services : 0.19%
First Data Holdings Incorporated (PIK at 14.50%) ¥144A	14.50	9-24-2019	15,000	13,875
Verisign Incorporated	4.63	5-1-2023	35,000	33,513

				47,388

IT Services : 0.23%
Audatex North America Incorporated 144A	6.00	6-15-2021	35,000	36,488
Audatex North America Incorporated 144A	6.13	11-1-2023	5,000	5,175
First Data Corporation 144A	11.75	8-15-2021	5,000	5,138
SunGard Data Systems Incorporated	6.63	11-1-2019	10,000	10,475

				57,276

Software : 0.08%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	15,000	15,525
Activision Blizzard Incorporated 144A	6.13	9-15-2023	5,000	5,213

				20,738

Materials : 0.11%

Containers & Packaging : 0.11%
Sealed Air Corporation 144A%%	8.38	9-15-2021	25,000	28,563

Telecommunication Services : 3.91%

Diversified Telecommunication Services : 1.97%
GCI Incorporated	6.75	6-1-2021	150,000	145,500
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	155,000	153,450
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	10,000	9,900
Verizon Communications Incorporated	5.15	9-15-2023	170,000	185,049

				493,899

Wireless Telecommunication Services : 1.94%
MetroPCS Wireless Incorporated	6.63	11-15-2020	150,000	158,625
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	5,000	5,188
Sprint Capital Corporation	6.88	11-15-2028	255,000	243,500
Sprint Corporation 144A	7.25	9-15-2021	5,000	5,388
Sprint Corporation 144A	7.88	9-15-2023	5,000	5,338
T-Mobile USA Incorporated 144A	5.25	9-1-2018	10,000	10,550
T-Mobile USA Incorporated	6.46	4-28-2019	5,000	5,263
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,106
T-Mobile USA Incorporated	6.54	4-28-2020	5,000	5,294
T-Mobile USA Incorporated	6.63	4-28-2021	5,000	5,263
T-Mobile USA Incorporated	6.73	4-28-2022	15,000	15,750
T-Mobile USA Incorporated	6.84	4-28-2023	20,000	20,875

				486,140

Utilities : 0.42%

Independent Power Producers & Energy Traders : 0.42%
Calpine Corporation 144A	5.88	1-15-2024	5,000	4,963
Calpine Corporation 144A	6.00	1-15-2022	5,000	5,175

4

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Independent Power Producers & Energy Traders (continued)
NSG Holdings LLC 144A	7.75%	12-15-2025	$90,000	$95,175

				105,313

Total Corporate Bonds and Notes (Cost $8,473,233)				8,438,319

Foreign Government Bonds @: 21.44%
Brazil (BRL)	10.00	1-1-2017	895,000	348,676
Brazil (BRL)	10.00	1-1-2023	1,350,000	470,504
Hungary (HUF)	6.75	8-22-2014	62,500,000	274,831
Hungary (HUF)	6.75	11-24-2017	63,000,000	289,293
Indonesia (IDR)	5.25	5-15-2018	2,850,000,000	208,907
Indonesia (IDR)	7.38	9-15-2016	2,000,000,000	160,852
Indonesia (IDR)	8.25	6-15-2032	1,475,000,000	106,608
Malaysia (MYR)	3.26	3-1-2018	790,000	231,869
Malaysia (MYR)	4.26	9-15-2016	900,000	275,294
Mexico (MXN)	4.75	6-14-2018	4,710,000	345,105
Mexico (MXN)	7.25	12-15-2016	3,600,000	289,572
Poland (PLN)	4.00	10-25-2023	1,900,000	569,638
Republic of South Africa (ZAR)	7.75	2-28-2023	5,000,000	421,950
Romania (RON)	6.00	4-30-2016	400,000	124,796
Russia (RUB)	6.20	1-31-2018	30,850,000	838,572
Turkey (TRY)	6.30	2-14-2018	360,000	137,114
Turkey (TRY)	9.00	3-8-2017	675,000	286,948

Total Foreign Government Bonds (Cost $6,312,154)				5,380,529

Municipal Obligations : 1.45%

Idaho : 0.51%
Idaho Housing & Finance Association Legacy Public Charter School (Education Revenue)	7.00	5-1-2017	130,000	128,833

Texas : 0.94%
North Texas Tollway Authority (Transportation Revenue)	8.91	2-1-2030	210,000	236,479

Total Municipal Obligations (Cost $378,546)				365,312

Non-Agency Mortgage Backed Securities : 8.76%
Americold LLC Trust Series 2010-ARTA Class B 144A	6.03	1-14-2029	200,000	227,216
BB-UBS Trust Series 2012-TFT Class C 144A±	3.47	6-5-2030	150,000	142,227
Commercial Mortgage Trust Series 2012-LC4 Class B ±	4.93	12-10-2044	175,000	185,707
FREMF Mortgage Trust Series 2011-K15 Class B 144A±	4.93	8-25-2044	250,000	262,079
FREMF Mortgage Trust Series 2011-K703 Class B 144A±	4.89	7-25-2044	250,000	266,580
FREMF Mortgage Trust Series 2013-K502 Class B 144A±	2.73	3-25-2045	250,000	248,736
GS Mortgage Securities Trust Series 2012 Class B 144A	3.41	12-10-2030	250,000	232,176
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class B 144A±	5.31	8-15-2046	250,000	274,561
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	27,490
Morgan Stanley Trust Series 2012-C5 Class B ±	4.44	8-15-2045	250,000	256,215
Morgan Stanley Trust Series 2013-C7 Class C ±	4.19	2-15-2046	80,000	76,556

Total Non-Agency Mortgage Backed Securities (Cost $2,321,742)				2,199,543

Term Loans : 23.52%
Albertson’s LLC	4.25	3-21-2016	18,039	18,197
Albertson’s LLC	4.75	3-21-2019	5,985	6,041
Allison Transmission Incorporated <	3.16	8-7-2017	31,163	31,351
Allison Transmission Incorporated	3.75	8-23-2019	153,542	153,894
American Beacon Advisors Incorporated	4.75	11-22-2019	85,000	85,106
Applied Systems Incorporated <	0.00	1-25-2021	55,000	55,516
Applied Systems Incorporated <	0.00	1-24-2022	5,000	5,113
Ardagh Holdings USA Incorporated <	0.00	12-17-2019	25,000	25,063
Arris Group Incorporated	3.50	4-17-2020	46,254	46,158

5

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Term Loans (continued)
Atlantic Aviation FBO Incorporated <	3.25%	5-31-2020	$29,875	$29,975
BMC Software Finance Incorporated	5.00	9-10-2020	40,000	39,938
Capital Automotive LP	4.00	4-10-2019	129,461	130,333
CBAC Borrower LLC	8.25	7-2-2020	35,000	36,116
CBS Outdoor Americas Capital LLC <	0.00	1-31-2021	65,000	65,224
CCC Information Services Incorporated	4.00	12-20-2019	60,195	60,327
CDW LLC	3.25	4-29-2020	59,550	59,569
Centaur Acquisition LLC	5.25	2-20-2019	84,487	85,253
CityCenter Holdings LLC	5.00	10-16-2020	70,000	70,788
Community Health Systems Incorporated	3.49	1-25-2017	150,000	150,804
USI Incorporated <	0.00	12-27-2019	15,000	15,105
Cricket Communications Incorporated	4.75	10-10-2019	247,500	247,965
Cricket Communications Incorporated	4.75	3-8-2020	9,950	9,959
Crown Castle Operating Company	3.25	1-31-2021	247,499	248,242
CSC Holdings Incorporated	2.66	4-17-2020	398	396
Darling International Incorporated	3.25	1-3-2021	5,000	5,017
Dell Incorporated	4.50	4-29-2020	119,675	119,063
DineEquity Incorporated	3.75	10-19-2017	247,458	248,851
Dunkin’ Brands Incorporated	3.75	2-11-2020	122,975	123,071
Emdeon Business Services LLC <	3.75	11-2-2018	49,813	49,925
EMI Music Publishing	4.25	6-29-2018	61,666	61,898
Equipower Resources Holdings LLC	0.00	12-21-2018	70,000	70,525
Equipower Resources Holdings LLC	4.25	12-31-2019	64,725	64,995
Federal-Mogul Corporation	2.11	12-27-2014	133,384	132,383
Federal-Mogul Corporation	2.11	12-27-2015	78,597	78,007
First Data Corporation	4.16	3-23-2018	55,000	54,945
Focus Brands Incorporated	4.27	2-21-2018	27,695	27,729
Grosvenor Capital Management Holdings LLP	3.75	1-4-2021	20,000	19,963
HGIM Corporation	5.50	6-18-2020	89,775	91,066
Hilton Worldwide Finance LLC	3.75	10-26-2020	16,000	16,092
Hubbard Radio LLC	4.50	4-29-2019	43,505	43,632
Intelsat Jackson Holdings	3.75	6-30-2019	240,332	242,091
KAR Auction Services Incorporated	3.75	5-19-2017	137,987	138,764
La Frontera Generation LLC	4.50	9-30-2020	14,012	14,139
Learfield Communications Incorporated	5.00	10-9-2020	20,000	20,175
Level 3 Financing Incorporated <	4.00	8-1-2019	288,205	289,646
MGM Resorts International	3.50	12-20-2019	247,500	247,448
Multiplan Incorporated	4.00	8-26-2017	33,187	33,402
National Cinemedia LLC	2.91	11-26-2019	20,000	19,981
Nielsen Finance LLC Company	2.91	5-2-2016	247,500	248,042
NRG Energy Incorporated	2.75	7-2-2018	69,392	69,116
Nusil Technology LLC	5.25	4-7-2017	4,932	4,878
Pep Boys-Manny, Moe & Jack	4.25	10-11-2018	198,000	199,481
Philadelphia Energy Solutions LLC	6.25	4-4-2018	39,700	35,755
Salem Communications Corporation	4.50	3-16-2020	29,125	29,253
Salix Pharmaceuticals Ltd First Lien	4.25	1-2-2020	10,000	10,110
SBA Senior Finance II LLC	3.75	9-20-2019	54,986	55,260
Spin Holdco Incorporated <	4.25	11-14-2019	136,105	137,239
SRAM LLC First Lien	4.02	4-10-2020	4,238	4,248
SunGard Data Systems Incorporated	4.50	1-31-2020	148,500	148,908
Surgical Care Affiliates LLC	4.25	6-30-2018	24,875	24,937
Syniverse Holdings Incorporated	4.00	4-23-2019	242,380	243,532
Tallgrass Operations, LLC	4.25	11-13-2018	107,071	107,821
Texas Competitive Electric Holdings LLC	3.73	10-10-2014	400,000	280,956
The Geo Group Incorporated	3.25	4-3-2020	74,438	74,624
United Surgical Partners International Incorporated	4.75	4-3-2019	9,925	9,978
Valeant Pharmaceuticals International Incorporated	3.75	12-11-2019	197,500	198,841
Valeant Pharmaceuticals International Incorporated	4.50	8-5-2020	9,925	10,023
Vertafore Incorporated	4.25	10-3-2019	73,340	73,853
Vertafore Incorporated	9.75	10-29-2017	10,000	10,169
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	34,787	34,918

Total Term Loans (Cost $5,970,404)				5,901,183

6

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 2.60%

Consumer Discretionary : 0.79%

Media : 0.79%
WPP Finance 2010	3.63%	9-7-2022	$200,000	$197,171

Consumer Staples : 0.59%

Food Products : 0.59%
BRF SA 144A	3.95	5-22-2023	175,000	148,750

Financials : 0.02%

Diversified Financial Services : 0.02%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	5,000	5,138

Health Care : 0.15%

Pharmaceuticals : 0.15%
VPII Escrow Corporation 144A	6.75	8-15-2018	10,000	10,963
VPII Escrow Corporation 144A	7.50	7-15-2021	25,000	27,844

				38,807

Industrials : 1.03%

Building Products : 1.03%
ArcelorMittal	4.25	8-5-2015	250,000	257,500

Telecommunication Services : 0.02%

Diversified Telecommunication Services : 0.02%
Intelsat Jackson Holdings SA	6.63	12-15-2022	5,000	5,163

Total Yankee Corporate Bonds and Notes (Cost $671,424)				652,529

Short-Term Investments : 5.48%

	Yield		Shares
Investment Companies : 5.04%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		1,266,053	1,266,053

			Principal
U.S. Treasury Securities : 0.44%
U.S. Treasury Bill #(z)	0.05	3-20-2014	$110,000	109,992

Total Short-Term Investments (Cost $1,376,044)				1,376,045

Total investments in securities (Cost $26,451,127)*	100.65%			25,258,297
Other assets and liabilities, net	(0.65)			(163,975)

Total net assets	100.00%			$25,094,322

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

7

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Income Fund

@	Foreign bond principal is denominated in local currency.
<	All or a portion of the position represents an unfunded term loan commitment.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities and unfunded term loans.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $26,470,764 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$403,731
Gross unrealized depreciation	(1,616,198)

Net unrealized depreciation	$(1,212,467)

8

Wells Fargo Advantage Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

1

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of January 31, 2014, the Fund had unfunded term loan commitments of $359,170.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$240,421	$0	$240,421
Asset-backed securities	0	704,416	0	704,416
Corporate bonds and notes	0	8,438,319	0	8,438,319
Foreign government bonds	0	5,380,529	0	5,380,529
Municipal obligations	0	365,312	0	365,312
Non-agency mortgage backed securities	0	2,199,543	0	2,199,543
Term loans	0	5,260,483	640,700	5,901,183
Yankee corporate bonds and notes	0	652,529	0	652,529
Short-term investments
Investment companies	1,266,053	0	0	1,266,053
U.S. Treasury securities	109,992	0	0	109,992

	$1,376,045	$23,241,552	$640,700	$25,258,297

2

As of January 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)	Total
Futures contracts	$0	$(42,674	)*	$0	$(42,674)
Forward foreign currency contracts	0	73,820	*	0	73,820

*	Amount represents the net unrealized gains (losses).

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Term Loans
Balance as of October 31, 2013	$510,983
Accrued discounts (premiums)	(206)
Realized gains (losses)	(17)
Change in unrealized gains (losses)	3,583
Purchases	134,022
Sales	(1,163)
Transfers into Level 3	29,253
Transfers out of Level 3	(35,755)

Balance as of January 31, 2014	$640,700

Change in unrealized gains (losses) relating to securities still held at January 31, 2014	$3,122

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

As of January 31, 2014, the Fund entered into futures contracts to help manage the duration of the portfolio.

At January 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at January 31, 2014	Unrealized gains (losses)
3-20-2014	J.P. Morgan Securities LLC	6 Short	U.S. Treasury Bonds	$801,563	$(18,855)
3-20-2014	J.P. Morgan Securities LLC	55 Short	10-Year U.S. Treasury Notes	6,916,250	(25,026)
3-31-2014	J.P. Morgan Securities LLC	6 Short	5-Year U.S. Treasury Notes	723,750	1,207

As of January 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

3

At January 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
3-12-2014	State Street Bank	133,100,000 HUF	$573,464	$605,275	$31,811
3-13-2014	State Street Bank	1,800,000 PLN	569,656	583,039	13,383
3-24-2014	State Street Bank	15,500,000 RUB	436,529	451,684	15,155
3-24-2014	State Street Bank	15,400,000 RUB	433,713	449,504	15,791
3-31-2014	State Street Bank	4,900,000 ZAR	437,293	435,323	(1,970)
4-1-2014	State Street Bank	1,000,000 TRY	435,225	434,875	(350)

4

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 89.67%

Australia : 5.62%
AMP Limited (Financials, Insurance)	465,857	$1,740,855
BHP Billiton Limited (Materials, Metals & Mining)	63,100	2,019,468
Boral Limited (Materials, Construction Materials)	217,900	905,802
Computershare Limited (Information Technology, IT Services)	189,200	1,849,511
Mirvac Group (Financials, REITs)	1,133,400	1,656,465
OceanaGold Corporation (Materials, Metals & Mining)†	681,000	1,209,834
Ozforex Group Limited (Financials, Diversified Financial Services)†	50,000	128,647
Treasury Wine Estates Limited (Consumer Staples, Beverages)	138,300	440,561

		9,951,143

Bermuda : 0.37%
First Pacific Company Limited (Financials, Diversified Financial Services)	651,000	649,402

Cayman Islands : 3.03%
GCL-Poly Energy Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	9,705,000	3,327,713
Greentown China Holdings Limited (Financials, Real Estate Management & Development)	475,000	686,526
Wasion Group Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,232,000	1,350,706

		5,364,945

China : 9.99%
Agricultural Bank of China (Financials, Commercial Banks)	1,844,000	811,951
AviChina Industry & Technology Company Limited (Industrials, Aerospace & Defense)	3,064,000	1,803,929
Baidu Incorporated (Information Technology, Internet Software & Services)†	6,000	939,000
China Construction Bank (Financials, Commercial Banks)	1,275,000	892,389
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	82,000	784,034
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	1,178,000	936,151
China Shipping Container Lines Company Limited Class H (Industrials, Marine)†«	3,113,000	739,852
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	22,861	29,391
Guodian Technology & Environment Group Corporation Limited (Industrials, Electrical Equipment)	2,925,000	895,517
Hollysys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)†	70,000	1,180,900
Huaneng Renewables Corporation Limited (Utilities, Independent Power Producers & Energy Traders)	3,760,000	1,577,073
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	4,079,000	2,547,758
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,310,000	1,272,346
Qinhuangdao Port Company Limited (Industrials, Transportation Infrastructure)†	1,513,000	896,442
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	3,730,000	1,197,973
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	2,676,000	1,186,947

		17,691,653

Hong Kong : 9.10%
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	3,462,000	1,973,195
China Everbright International Limited (Industrials, Commercial Services & Supplies)	1,430,000	1,901,685
China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	254,000	870,000
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	296,000	805,198
China Singyes Solar Technologies Holdings Limited (Industrials, Construction & Engineering)	1,742,000	1,998,943
Fosun International (Materials, Metals & Mining)	1,102,500	1,197,575
HK Electric Investments Limited (Utilities, Electric Utilities)†	1,429,625	968,576
Power Assets Holdings Limited (Utilities, Electric Utilities)	118,500	892,767
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	331,800	921,669
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	253,000	845,727
Shun Tak Holdings Limited (Industrials, Industrial Conglomerates)	2,386,000	1,390,346
Sun Hung Kai & Company Limited (Financials, Capital Markets)	1,668,000	969,379
Termbray Petro-King Oilfield Services Limited (Energy, Energy Equipment & Services)†	2,630,000	1,389,463

		16,124,523

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name	Shares	Value
India : 2.64%
Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	49	$187
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	283,400	1,119,262
Hindalco Industries Limited (Materials, Metals & Mining)	759,300	1,327,609
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	203,900	896,730
Power Grid Corporation of India Limited (Utilities, Electric Utilities)	70,673	107,721
Sesa Sterlite Limited (Materials, Metals & Mining)	409,100	1,230,140

		4,681,649

Indonesia : 2.01%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	1,639,300	1,127,954
PT Surya Semesta Internusa Tbk (Financials, Real Estate Management & Development)	16,588,000	920,813
PT Telekomunikasi Indonesia Tbk (Telecommunication Services, Diversified Telecommunication Services)	5,416,000	1,010,498
PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	3,108,800	501,295

		3,560,560

Japan : 34.23%
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	58,000	1,334,051
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	98,400	2,741,948
FUJIFILM Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	115,800	3,430,817
GLP J-Reit (Financials, REITs)	3,050	3,173,290
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	497,000	3,852,638
Hulic REIT Incorporated (Financials, REITs)†(a)	100	105,706
Japan Airlines Company Limited (Industrials, Airlines)	57,300	2,893,883
JFE Holdings Incorporated (Materials, Metals & Mining)	100,900	2,133,151
Komatsu Limited (Industrials, Machinery)	77,700	1,633,548
M3 Incorporated (Health Care, Health Care Technology)	700	2,072,526
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	290,000	3,360,673
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	55,700	1,037,458
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	337,000	3,885,544
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	424,000	2,780,464
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	159,000	5,118,440
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,552,100	3,326,905
Modec Incorporated (Energy, Energy Equipment & Services)	44,100	1,214,185
Nagoya Railroad Company Limited (Industrials, Road & Rail)	635,000	1,901,830
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	66,300	3,608,636
Otsuka Corporation (Information Technology, IT Services)	7,700	920,202
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	34,500	2,553,817
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	759,000	3,677,254
Toshiba Corporation (Industrials, Industrial Conglomerates)	449,000	1,898,483
West Holdings Corporation (Consumer Discretionary, Household Durables)«	70,700	905,115
Yahoo Japan Corporation (Information Technology, Internet Software & Services)	191,600	1,095,179

		60,655,743

Malaysia : 1.58%
Barakah Offshore Petroleum Bhd (Energy, Oil, Gas & Consumable Fuels)†	1,808,800	945,884
Oldtown Bhd (Consumer Staples, Food Products)	795,975	470,007
Westports Holdings (Industrials, Transportation Infrastructure)	1,826,700	1,381,010

		2,796,901

New Zealand : 0.54%
Air New Zealand Limited (Industrials, Airlines)	689,500	953,376

Philippines : 1.49%
ABS-CBN Holdings Corporation (Consumer Discretionary, Media)	969,200	598,817
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	25,200	412,776
Pepsi-Cola Products Philippines Incorporated (Consumer Staples, Beverages)	8,608,000	829,387

2

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Philippines (continued)
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	13,375	$800,098

		2,641,078

Singapore : 5.64%
ARA Asset Management Limited (Financials, Capital Markets)	421,000	562,840
Dyna-Mac Holdings Limited (Energy, Energy Equipment & Services)	479,000	141,181
First Resources Limited (Consumer Staples, Food Products)	562,000	878,420
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	618,000	1,369,899
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	1,455,000	970,817
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	107,000	876,016
Lippo Malls Indonesia Retail Trust (Financials, REITs)	3,603,000	1,163,083
Midas Holdings Limited (Materials, Metals & Mining)	2,357,000	853,098
Raffles Medical Group Limited (Health Care, Health Care Providers & Services)	574,000	1,351,572
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	369,000	906,985
Singapore Post Limited (Industrials, Air Freight & Logistics)	883,000	924,516

		9,998,427

South Korea : 6.45%
Hana Financial Group Incorporated (Financials, Commercial Banks)	23,390	889,310
Hotel Shilla Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	23,000	1,666,383
Korea Electric Power Corporation (Utilities, Electric Utilities)	48,600	1,590,449
LG Chem Limited (Materials, Chemicals)	4,700	1,134,395
NAVER Corporation (Information Technology, Internet Software & Services)	2,600	1,638,790
POSCO (Materials, Metals & Mining)	6,300	1,748,238
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	13,900	886,358
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	4,300	864,082
Suprema Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	42,600	1,017,851

		11,435,856

Taiwan : 5.91%
Chicony Electronics Company Limited (Information Technology, Computers & Peripherals)	359,000	915,609
Chroma Ate Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	309,000	661,935
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	144,000	882,188
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	540,000	1,288,593
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	513,000	2,235,284
Taiwan Cement Corporation (Materials, Construction Materials)	598,000	874,671
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	784,000	2,720,925
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	774,000	899,521

		10,478,726

Thailand : 0.55%
Hemaraj Land & Development Public Company Limited (Financials, Real Estate Management & Development)	1,187,200	98,544
Mega Lifesciences Public Company Limited (Health Care, Pharmaceuticals)†	1,520,000	874,886

		973,430

United Kingdom : 0.52%
HSBC Holdings plc (Financials, Commercial Banks)	87,200	915,176

Total Common Stocks (Cost $148,069,337)		158,872,588

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name			Expiration date	Shares	Value
Participation Notes : 4.21%

China : 4.21%
HSBC Bank plc (China Vanke Company Limited Class A) (Financials, Real Estate Management & Development)			2-11-2019	635,000	$772,730
HSBC Bank plc (Guangxi Wuzhou Zhongheng Group Company Limited Class A) (Health Care, Pharmaceuticals)			10-31-2014	419,700	893,435
HSBC Bank plc (Qingdao Haier Company Limited Class A) (Consumer Discretionary, Household Durables)			6-8-2020	702,500	2,453,410
HSBC Bank plc (Shanghai International Airport Company Limited Class A) (Industrials, Transportation Infrastructure)			8-20-2020	693,500	1,526,601
HSBC Bank plc (Shenzhen Fuanna Bedding & Furnishing Company Limited Class A) (Consumer Discretionary, Household Durables)			10-31-2023	295,350	679,374
HSBC Bank plc (Weichai Power Company Limited Class A) (Industrials, Machinery)			12-20-2021	395,000	1,139,811

Total Participation Notes (Cost $6,818,648)					7,465,361

		Dividend yield
Preferred Stocks : 2.50%

South Korea : 2.50%
Samsung Electronics Company Limited ±		0.95%		5,000	4,434,663

Total Preferred Stocks (Cost $3,668,219)					4,434,663

Investment Companies : 0.56%

Thailand : 0.07%
Samui Airport Property Fund				272,400	127,907

United States : 0.49%
WisdomTree Japan Hedged Equity ETF				18,500	862,285

Total Investment Companies (Cost $1,023,726)					990,192

		Yield
Short-Term Investments : 3.38%

Investment Companies : 3.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07		4,628,675	4,628,675
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.08		1,364,598	1,364,598
Total Short-Term Investments (Cost $5,993,273)					5,993,273

Total investments in securities (Cost $165,573,203)*	100.32%				177,756,077
Other assets and liabilities, net	(0.32)				(571,196)

Total net assets	100.00%				$177,184,881

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

4

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — January 31, 2014 (unaudited)

(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $168,334,106 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,598,593
Gross unrealized depreciation	(9,176,622)

Net unrealized appreciation	$9,421,971

5

Wells Fargo Advantage Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in Securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$158,766,882	$105,706	$0	$158,872,588
Investment companies	990,192	0	0	990,192
Participation notes	0	7,465,361	0	7,465,361
Preferred stocks	4,434,663	0	0	4,434,663
Short-term investments
Investment companies	4,628,675	1,364,598	0	5,993,273

	$168,820,412	$8,935,665	$0	$177,756,077

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 94.03%

Australia : 2.32%
Arrium Limited (Materials, Metals & Mining)	198,700	$270,403
Bendigo Bank Limited (Financials, Commercial Banks)	26,100	264,960
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	46,700	245,217
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	182,503
Fortescue Metals Group Limited (Materials, Metals & Mining)	29,600	138,071
GrainCorp Limited (Consumer Staples, Food Products)	18,900	125,707
Leighton Holdings Limited (Industrials, Construction & Engineering)	7,100	102,213
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	20,800	191,679
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	75,324
Mineral Resources Limited (Materials, Metals & Mining)	14,900	147,088
Seven Network Limited (Industrials, Trading Companies & Distributors)	15,300	104,173
Toll Holdings Limited (Industrials, Air Freight & Logistics)	26,100	127,684
United Construction Group Limited (Industrials, Construction & Engineering)	14,100	86,501

		2,061,523

Austria : 0.43%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	229,454
Voestalpine AG (Materials, Metals & Mining)	3,400	152,448

		381,902

Belgium : 1.68%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	7,409	709,968
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	231,647
Telenet Group Holding NV (Consumer Discretionary, Media)	4,435	263,484
UCB SA (Health Care, Pharmaceuticals)	3,986	282,182

		1,487,281

Bermuda : 0.37%
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	24,058	145,404
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	64,000	57,337
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	130,127

		332,868

Brazil : 0.38%
Banco do Brasil SA (Financials, Commercial Banks)	12,100	104,742
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	17,700	163,266
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	69,115

		337,123

Canada : 2.21%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	1,598	242,065
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	4,500	382,222
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	3,400	195,407
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	6,539	886,950
WestJet Airlines Limited (Industrials, Airlines)	11,100	251,451

		1,958,095

Cayman Islands : 2.52%
Baidu Incorporated (Information Technology, Internet Software & Services)†	7,848	1,228,212
China Resources Land Limited (Financials, Real Estate Management & Development)	104,600	248,082
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	84,730
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	33,200	257,824

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
Cayman Islands (continued)
Tencent Holdings Limited (Information Technology, Internet Software & Services)	5,900	$416,352

		2,235,200

China : 2.16%
AutoNavi Holdings Limited ADR (Information Technology, Software)«†	11,548	180,149
Biostime International Holdings Limited (Consumer Staples, Food Products)	27,500	237,480
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	220,000	119,601
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	369,200	293,401
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	141,500	119,001
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	196,000	291,356
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	632,000	394,749
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	546,241	275,995

		1,911,732

Curacao : 0.27%
Schlumberger Limited (Energy, Energy Equipment & Services)	2,705	236,877

Czech Republic : 0.09%
CEZ AS (Utilities, Electric Utilities)	3,200	80,721

Denmark : 0.15%
Rockwool International AS B Shares (Industrials, Building Products)	746	135,247

Finland : 0.14%
TietoEnator Oyj (Information Technology, IT Services)	5,800	127,350

France : 5.68%
Alstom SA (Industrials, Machinery)	6,700	190,214
Arkema SA (Materials, Chemicals)	910	97,130
AXA SA (Financials, Insurance)	9,900	260,366
BNP Paribas SA (Financials, Commercial Banks)	3,600	278,938
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	1,400	147,882
Credit Agricole SA (Financials, Commercial Banks)†	10,900	146,817
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	752	134,029
Pernod-Ricard SA (Consumer Staples, Beverages)	2,145	230,395
Renault SA (Consumer Discretionary, Automobiles)	2,500	218,354
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	3,700	363,286
Schneider Electric SA (Industrials, Electrical Equipment)	7,440	600,956
SCOR SE (Financials, Insurance)	7,700	249,863
Societe Generale SA (Financials, Commercial Banks)	3,700	209,987
Thales SA (Industrials, Aerospace & Defense)	4,200	273,739
Total SA (Energy, Oil, Gas & Consumable Fuels)	6,000	342,624
Unibail-Rodamco SE (Financials, REITs)	1,509	363,688
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	12,000	322,717
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	3,456	609,206

		5,040,191

Germany : 10.76%
Allianz AG (Financials, Insurance)	2,300	384,029
BASF SE (Materials, Chemicals)	2,900	311,060
Bayer AG (Health Care, Pharmaceuticals)	12,607	1,664,430
Beiersdorf AG (Consumer Staples, Personal Products)	4,850	480,385
Daimler AG (Consumer Discretionary, Automobiles)	4,800	402,215
Deutsche Bank AG (Financials, Capital Markets)	3,300	159,736
Deutsche Post AG (Industrials, Air Freight & Logistics)	24,445	846,313
E.ON SE (Utilities, Multi-Utilities)	8,100	147,153
Hannover Rueckversicherung AG (Financials, Insurance)	2,200	174,764
Heidelbergcement AG (Materials, Construction Materials)	1,397	104,098

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Germany (continued)
Linde AG (Materials, Chemicals)	5,886	$1,115,352
Metro AG (Consumer Staples, Food & Staples Retailing)	20,728	855,170
MTU Aero Engines AG (Industrials, Aerospace & Defense)	4,247	377,184
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	3,212	663,450
Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,800	104,292
RWE AG (Utilities, Multi-Utilities)	2,900	107,324
SAP AG (Information Technology, Software)	6,787	518,644
Siemens AG (Industrials, Industrial Conglomerates)	5,802	735,252
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	389,181

		9,540,032

Hong Kong : 3.49%
AIA Group Limited (Financials, Insurance)	200,200	927,474
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	58,500	499,698
China Everbright Limited (Financials, Capital Markets)	470,000	642,568
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	55,000	525,876
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	1,902,366	405,676
Wheelock & Company Limited (Financials, Real Estate Management & Development)	22,000	90,046

		3,091,338

India : 0.62%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	16,734	66,089
Gail Limited (Utilities, Gas Utilities)	2,800	95,564
Grasim Industries GDR (Industrials, Construction & Engineering)	1,800	73,512
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	7,700	214,445
Tata Steel Limited GDR (Industrials, Machinery)	17,100	96,615

		546,225

Indonesia : 0.19%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	241,500	166,169

Ireland : 0.90%
Covidien plc (Health Care, Health Care Equipment & Supplies)	9,086	620,029
Smurfit Kappa Group plc (Materials, Containers & Packaging)	7,500	176,005

		796,034

Israel : 0.46%
Bank Hapoalim Limited (Financials, Commercial Banks)	38,000	198,721
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	207,877

		406,598

Italy : 2.12%
Enel SpA (Utilities, Electric Utilities)	48,100	219,788
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	41,743	948,634
Intesa Sanpaolo SpA (Financials, Commercial Banks)	197,711	535,972
Intesa Sanpaolo SpA - RSP (Financials, Commercial Banks)	78,713	174,740

		1,879,134

Japan : 18.44%
Adeka Corporation (Materials, Chemicals)	20,600	229,852
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	123,544
Alpine Electronics Incorporated (Consumer Discretionary, Household Durables)	11,600	164,628
Aozora Bank Limited (Financials, Commercial Banks)	41,000	117,980
Asahi Glass Company Limited (Industrials, Building Products)	79,000	452,334
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	10,700	246,109
Capcom Company Limited (Information Technology, Software)	31,900	630,069
Daiichikosho Company Limited (Consumer Discretionary, Media)	7,300	228,281

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
Japan (continued)
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	26,000	$499,794
Daiwa Securities Group Incorporated (Financials, Capital Markets)	93,000	882,940
Denso Corporation (Consumer Discretionary, Auto Components)	5,500	287,408
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	7,300	185,769
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	23,000	97,025
Hitachi Capital Corporation (Financials, Consumer Finance)	1,900	48,258
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	56,000	434,100
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	20,400	777,304
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	117,000	540,511
Itochu Corporation (Industrials, Trading Companies & Distributors)	38,100	471,728
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	3,200	100,131
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,500	138,637
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	4,300	240,105
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	178,537
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	181,736
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,000	212,293
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	85,886
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	5,500	102,442
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	126,000	768,308
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	11,000	149,114
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	13,000	418,489
Mitsui OSK Lines Limited (Industrials, Marine)	125,000	521,190
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	154,300	330,740
NGK Insulators Limited (Industrials, Machinery)	35,000	601,889
Nichirei Corporation (Consumer Staples, Food Products)	21,000	96,398
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	5,600	304,802
Nitto Denko Corporation (Materials, Chemicals)	12,200	549,519
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	10,000	162,768
Olympus Corporation (Consumer Discretionary, Household Durables)†	8,000	238,818
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,500	305,912
Orix Corporation (Financials, Diversified Financial Services)	10,600	164,960
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	6,000	184,751
Rengo Company Limited (Materials, Containers & Packaging)	23,000	122,688
Resona Holdings Incorporated (Financials, Commercial Banks)	37,000	197,729
Sankyu Incorporated (Industrials, Road & Rail)	28,000	106,333
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	28,717
Sharp Corporation (Consumer Discretionary, Household Durables)†	85,000	294,509
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	134,846
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	19,900	251,258
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,000	144,808
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	8,000	377,723
Toshiba TEC Corporation (Information Technology, Office Electronics)	22,000	147,499
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	19,000	108,789
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	27,000	1,564,980
West Japan Railway Company (Industrials, Road & Rail)	5,400	223,357
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	21,000	189,919

		16,348,214

Liechtenstein : 0.16%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)	1,400	144,841

Malaysia : 0.17%
Tenaga Nasional Berhad (Utilities, Electric Utilities)	42,000	148,540

Mexico : 0.61%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	18,592	540,284

Netherlands : 3.37%
Aegon NV (Financials, Insurance)	17,300	151,358
Akzo Nobel NV (Materials, Chemicals)	10,300	741,951
ASML Holdings NV (Technology, Software)	4,757	404,065
ING Groep NV (Financials, Diversified Financial Services)†	16,600	220,302

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Netherlands (continued)
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	16,900	$281,836
Nielsen Holdings NV (Industrials, Professional Services)	1,418	59,967
Unilever NV (Consumer Staples, Food Products)	21,669	809,678
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	7,280	316,500

		2,985,657

Nigeria : 0.14%
Nigerian Breweries plc (Consumer Staples, Beverages)	133,969	128,896

Norway : 1.53%
DnB Nor ASA (Financials, Commercial Banks)	12,100	204,511
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)	25,569	201,621
Marine Harvest ASA (Consumer Staples, Food Products)	54,759	629,369
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	5,700	134,931
Yara International ASA (Materials, Chemicals)	4,600	189,790

		1,360,222

Poland : 0.10%
Asseco Poland SA (Information Technology, Software)	5,900	86,179

Russia : 1.15%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	213,675
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	239,400
Mobile TeleSystems Open Joint Stock Company ADR (Telecommunication Services, Wireless Telecommunication Services)	14,461	249,452
Sberbank of Russia (Financials, Commercial Banks)	115,453	316,341

		1,018,868

Singapore : 0.07%
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	28,000	62,067

South Africa : 0.23%
Barclays Africa Group Limited (Financials, Commercial Banks)	9,300	108,806
Imperial Holding Limited (Consumer Discretionary, Distributors)	5,700	94,645

		203,451

South Korea : 2.58%
Hana Financial Group Incorporated (Financials, Commercial Banks)	14,830	563,850
Industrial Bank of Korea (Financials, Commercial Banks)	13,500	156,803
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	126	150,014
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)	837	491,319
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	3,692	741,905
Woori Finance Holdings Company Limited (Financials, Commercial Banks)†	16,400	188,531

		2,292,422

Spain : 0.55%
Banco Santander Central Hispano SA (Financials, Commercial Banks)	22,800	197,110
Grifols SA (Health Care, Biotechnology)	4,008	207,818
Grifols SA ADR (Materials, Metals & Mining)	2,113	83,696

		488,624

Sweden : 1.20%
Boliden AB (Materials, Metals & Mining)	12,400	188,610
Nordea Bank AB (Financials, Commercial Banks)	15,000	200,797
Saab AB (Industrials, Aerospace & Defense)	9,100	236,133

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
Sweden (continued)
Volvo AB Class B (Industrials, Machinery)	33,135	$439,008

		1,064,548

Switzerland : 8.09%
ABB Limited (Industrials, Electrical Equipment)	27,464	685,199
Actelion Limited (Health Care, Biotechnology)	2,170	203,920
Baloise Holding AG (Financials, Insurance)	2,000	239,343
Credit Suisse Group AG (Financials, Capital Markets)	9,117	275,526
Georg Fischer AG (Industrials, Machinery)	400	274,637
Nestle SA (Consumer Staples, Food Products)	13,035	946,013
Novartis AG (Health Care, Pharmaceuticals)	8,991	712,021
Roche Holdings AG (Health Care, Pharmaceuticals)	4,035	1,109,497
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,096	653,381
Swiss Reinsurance AG (Financials, Insurance)	4,437	383,677
UBS AG (Financials, Capital Markets)	19,057	378,134
Valora Holding AG (Consumer Discretionary, Specialty Retail)	520	133,922
Zurich Financial Services AG (Financials, Insurance)	4,058	1,178,483

		7,173,753

Taiwan : 0.07%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	46,000	63,778

Thailand : 0.12%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)	135,400	109,723

United Kingdom : 17.44%
Amlin plc (Financials, Insurance)	19,500	134,058
AstraZeneca plc (Health Care, Pharmaceuticals)	9,400	596,240
Aviva plc (Financials, Insurance)	22,000	160,938
BAE Systems plc (Industrials, Aerospace & Defense)	49,700	350,582
Barclays plc (Financials, Commercial Banks)	50,000	223,981
BP plc (Energy, Oil, Gas & Consumable Fuels)	153,024	1,202,438
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	70,500	444,225
Capita plc (Industrials, Professional Services)	38,831	627,810
Centrica plc (Utilities, Gas Utilities)	21,200	108,455
Croda International plc (Materials, Chemicals)	2,851	113,045
Debenhams plc (Consumer Discretionary, Media)	420,235	511,555
Firstgroup plc (Industrials, Road & Rail)†	32,500	71,164
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	4,400	113,127
HSBC Holdings plc (Financials, Commercial Banks)	36,861	379,935
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	14,586	533,029
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,468	241,850
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	42,600	241,534
Johnson Matthey plc (Materials, Chemicals)	7,687	408,290
Land Securities Group plc (Financials, REITs)	21,430	362,504
Liberty Global plc Class A (Consumer Discretionary, Media)†	6,480	517,946
Liberty Global plc Class C (Consumer Discretionary, Media)†	448	35,540
Man Group plc (Financials, Capital Markets)	525,735	706,096
Meggitt plc (Industrials, Aerospace & Defense)	33,620	284,906
Old Mutual plc (Financials, Insurance)	59,600	169,009
Pace plc (Consumer Discretionary, Household Durables)	36,800	216,150
Prudential plc (Financials, Insurance)	11,575	233,665
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	5,780	433,564
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)	47,419	925,298
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	53,200	84,832
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	19,000	694,958
Royal Mail plc (Industrials, Air Freight & Logistics)†	23,258	228,638
SABMiller plc (Consumer Staples, Beverages)	14,750	664,382
Smiths Group plc (Industrials, Industrial Conglomerates)	12,364	292,276
Tesco plc (Consumer Staples, Food & Staples Retailing)	39,100	205,910
Tullett Prebon plc (Financials, Capital Markets)	20,600	112,430

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			161,363	$600,957
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)			18,872	699,396
WH Smith plc (Consumer Discretionary, Specialty Retail)			15,600	267,475
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			48,700	192,059
Wolseley plc (Industrials, Trading Companies & Distributors)			11,988	646,781
WPP plc (Consumer Discretionary, Media)			20,333	426,842

				15,463,870

United States : 1.07%
Apple Incorporated (Information Technology, Computers & Peripherals)			719	359,931
QUALCOMM Incorporated (Information Technology, Communications Equipment)			7,896	586,041

				945,972

Total Common Stocks (Cost $70,546,931)				83,381,549

		Dividend yield
Preferred Stocks : 0.70%

Brazil : 0.22%
Companhia Energetica de Minas Gerais SA (Utilities, Oil, Gas & Consumable Fuels) ±		11.02%	9,296	53,660
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±		6.09	11,100	137,988

				191,648

Germany : 0.48%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.15	3,959	429,189

Total Preferred Stocks (Cost $646,342)				620,837

			Principal
Other : 0.18%
HSBC Bank plc (Expiring 11/17/2016) (Ryanair Holdings plc)			$18,300	156,270

Total Other (Cost $145,680)				156,270

		Yield	Shares
Short-Term Investments : 3.83%

Investment Companies : 3.83%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	3,223,081	3,223,081
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.08	172,793	172,793

Total Short-Term Investments (Cost $3,395,874)				3,395,874

Total investments in securities (Cost $74,734,827)*	98.74%			87,554,530
Other assets and liabilities, net	1.26			1,118,708

Total net assets	100.00%			$88,673,238

±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Diversified International Fund

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $77,346,757 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,201,980
Gross unrealized depreciation	(5,994,207)

Net unrealized appreciation	$10,207,773

Wells Fargo Advantage Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$83,065,208	$316,341	$0	$83,381,549
Preferred stocks	620,837	0	0	620,837
Other	156,270	0	0	156,270
Short-term investments
Investment companies	3,223,081	172,793	0	3,395,874

	$87,065,396	$489,134	$0	$87,554,530

As of January 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(60,111)	$0	$(60,111)

+	Forward foreign currency contracts are presented at the unrealized losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of January 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at January 31, 2014	In Exchange for U.S. $	Unrealized Gains (Losses)
4-8-2014	State Street Bank	270,813,800 JPY	$2,651,482	$2,591,371	$(60,111)

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 87.62%

Argentina : 0.31%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)«	151,800	$14,647,182

Brazil : 11.05%
All America Latina Logistica SA (Industrials, Road & Rail)	12,632,870	34,601,998
Ambev SA ADR (Consumer Staples, Beverages)	13,997,000	91,540,380
B2W Companhia Global Do Varejo (Consumer Discretionary, Internet & Catalog Retail)†	2,135,690	20,611,300
Banco Bradesco SA ADR (Financials, Commercial Banks)	9,512,708	100,168,815
BM&F Bovespa SA (Financials, Diversified Financial Services)	10,724,000	42,616,041
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	1,106,278	19,558,995
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)†	4,603,572	2,518,063
CCR SA (Industrials, Transportation Infrastructure)	1,903,200	12,255,559
Cetip SA (Financials, Capital Markets)	5,122,537	49,033,712
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	1,456,600	33,456,682
Multiplan Empreendimentos Ilmobilianios SA (Financials, Real Estate Management & Development)	1,421,200	25,682,599
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	2,483,200	27,836,672
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)	2,302,953	27,405,141
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	2,322,600	13,984,203
Vale SA ADR (Materials, Metals & Mining)	1,221,636	16,614,250

		517,884,410

Chile : 0.98%
Banco Santander Chile SA ADR (Financials, Commercial Banks)	1,207,700	23,525,996
Inversiones La Construccion (Financials, Diversified Financial Services)	100,000	1,188,470
SACI Falabella (Consumer Discretionary, Multiline Retail)	2,730,000	21,283,305

		45,997,771

China : 16.99%
51Job Incorporated ADR (Industrials, Professional Services)«†	583,191	42,578,775
Baidu Incorporated (Information Technology, Internet Software & Services)†	179,700	28,123,050
China Life Insurance Company Limited (Financials, Insurance)	33,905,290	92,587,422
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	12,185,165	116,507,054
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	46,980,000	73,327,322
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail)†	944,016	37,298,072
First Tractor Company (Industrials, Machinery)	7,532,000	4,978,046
Hengan International Group Company Limited (Consumer Staples, Personal Products)	4,740,000	51,336,232
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)	1,941,182	56,954,280
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	26,870,000	26,097,658
Shandong Weigao Group Medical Polymer Company Limited Class H (Health Care, Health Care Equipment & Supplies)	8,600,000	10,138,106
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	22,984,000	6,358,259
SINA Corporation (Information Technology, Internet Software & Services)†	1,621,907	105,732,117
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	22,554,500	29,565,723
Tingyi Holding Corporation (Consumer Staples, Food Products)	22,528,000	58,574,860
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	7,552,000	55,717,012

		795,873,988

Colombia : 0.59%
Bancolombia SA ADR (Financials, Commercial Banks)«	632,900	27,809,626

Hong Kong : 3.45%
AIA Group Limited (Financials, Insurance)	13,441,400	62,270,475
Belle International Holdings Limited (Consumer Discretionary, Specialty Retail)	57,616,000	62,926,011
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	15,985,000	14,320,915
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†«	12,606,500	10,164,043
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,033,500	5,053,767
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,164,000	6,887,909

		161,623,120

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name	Shares	Value
India : 6.26%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,838,728	$24,326,859
Bharti Infratel Limited (Industrials, Construction & Engineering)	5,218,871	14,322,638
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	2,100,700	27,105,752
ICICI Bank Limited ADR (Financials, Commercial Banks)	1,688,355	54,314,380
Infosys Technologies Limited ADR (Information Technology, IT Services)	708,115	41,481,377
ITC Limited (Consumer Staples, Tobacco)	9,782,640	50,759,497
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	3,044,200	40,382,840
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	1,246,587	32,785,238
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	7,808,797

		293,287,378

Indonesia : 0.95%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	13,851,000	7,334,031
PT Bank Central Asia Tbk (Financials, Commercial Banks)	9,299,500	7,621,970
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)†	1,833,000	1,755,092
PT Telekomunik Indonesia Persoro Tbk (Telecommunication Services, Diversified Telecommunication Services)«	768,877	27,887,169

		44,598,262

Israel : 0.28%
Israel Chemicals Limited (Materials, Chemicals)	1,569,600	12,885,501

Malaysia : 1.43%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,880,900	24,552,283
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,996,300	20,889,958
KLCC Property Holdings Bhd (Financials, REITs)	3,437,900	5,958,410
Sime Darby Bhd (Industrials, Industrial Conglomerates)	5,865,937	15,783,746

		67,184,397

Mexico : 11.35%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	3,203,420	68,104,709
Cemex SAB de CV ADR (Materials, Construction Materials)†	4,781,719	59,149,864
Fibra Uno Administracion SAB de CV (Financials, REITs)	17,202,159	55,514,071
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	1,134,400	102,368,256
Grupo Financiero Banorte SAB de CV (Financials, Commercial Banks)	11,264,711	71,105,645
Grupo Financiero Santander SAB de CV ADR (Financials, Commercial Banks)	2,023,641	22,381,469
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	4,264,153	7,776,484
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	2,475,000	71,923,500
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	30,727,100	73,497,826

		531,821,824

Peru : 0.34%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)«	1,263,600	15,668,640

Philippines : 0.45%
Ayala Corporation (Financials, Diversified Financial Services)	632,624	7,350,865
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	3,650,521	6,153,019
SM Investments Corporation (Industrials, Industrial Conglomerates)	476,582	7,442,523

		20,946,407

Russia : 4.79%
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	1,011,249	57,489,506
Magnit (Consumer Staples, Food & Staples Retailing)(a)	69,300	16,522,962
Mobile TeleSystems OJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	3,387,800	58,439,550
Sberbank of Russia (Financials, Commercial Banks)	5,517,377	15,117,613
Sberbank of Russia ADR (Financials, Commercial Banks)	2,181,195	23,600,530

2

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Russia (continued)
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,448,106	$53,217,896

		224,388,057

South Africa : 4.85%
Anglo American Platinum Limited (Materials, Metals & Mining)†«	106,832	4,256,455
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	1,077,592	15,775,947
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	1,020,000	5,212,222
Gold Fields Limited ADR (Materials, Metals & Mining)	960,700	3,343,236
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,290,758	13,409,990
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,112,643	37,549,014
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	470,000	22,556,955
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	3,388,100	43,511,845
Standard Bank Group Limited (Financials, Commercial Banks)	2,085,190	21,946,899
Tiger Brands Limited (Consumer Staples, Food Products)	2,483,333	59,448,911

		227,011,474

South Korea : 9.55%
Amorepacific Corporation (Consumer Staples, Personal Products)†	8,490	8,010,296
KB Financial Group Incorporated (Financials, Commercial Banks)	330,000	11,351,117
KB Financial Group Incorporated ADR (Financials, Commercial Banks)	93,117	3,124,075
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	4,054,813	57,375,604
KT&G Corporation (Consumer Staples, Tobacco)	949,891	67,180,594
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)†	5,255	7,953,567
Lotte Confectionery Company Limited (Consumer Staples, Food Products)†	3,327	5,781,492
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	175,736	209,229,024
Samsung Life Insurance Company Limited (Financials, Insurance)	642,337	61,836,688
Shinhan Financial Group Company Limited (Financials, Commercial Banks)	365,945	15,545,369

		447,387,826

Taiwan : 8.24%
104 Corporation (Industrials, Commercial Services & Supplies)	1,655,000	6,036,059
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	27,145,760	28,091,736
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	48,050,750	26,750,245
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,918,881	25,592,110
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	3,225,000	21,664,907
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	14,535,224	50,445,477
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	9,847,852	166,625,656
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	37,000,480	61,029,329

		386,235,519

Thailand : 3.36%
Bangkok Bank PCL (Financials, Commercial Banks)	3,729,800	19,377,786
PTT Exploration & Production PCL ADR (Energy, Oil, Gas & Consumable Fuels)	5,503,739	25,509,605
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	3,090,200	25,837,480
Siam Commercial Bank PCL (Financials, Commercial Banks)	9,505,100	42,903,965
Thai Beverage PCL (Consumer Staples, Beverages)	100,627,000	43,643,548

		157,272,384

Turkey : 0.94%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)	2,900,453	29,381,745
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)†	1,181,462	14,709,202

		44,090,947

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name				Shares	Value
United Kingdom : 1.46%
African Barrick Gold Limited (Materials, Metals & Mining)«				1,428,500	$5,161,584
Standard Chartered Bank plc (Financials, Commercial Banks)				3,099,560	63,182,491

					68,344,075

Total Common Stocks (Cost $4,179,275,503)					4,104,958,788

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%

Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services) (a)(i)(s)		6.50%	4-15-2018	$303,000	3,968

Total Convertible Debentures (Cost $160,691)					3,968

		Dividend yield		Shares
Preferred Stocks : 2.02%

Brazil : 2.02%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.25		13,180,903	80,289,764
Vale SA ADR (Materials, Metals & Mining) ±		6.98		1,153,500	14,164,980

Total Preferred Stocks (Cost $110,834,693)					94,454,744

			Expiration date
Warrants : 0.02%

Malaysia : 0.02%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)			12-18-2018	1,070,225	933,828

Total Warrants (Cost $504,268)					933,828

		Yield
Short-Term Investments : 11.54%

Investment Companies : 11.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07		507,169,932	507,169,932
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.08		33,371,123	33,371,123
Total Short-Term Investments (Cost $540,541,055)					540,541,055

Total investments in securities (Cost $4,831,316,210)*	101.20%				4,740,892,383
Other assets and liabilities, net	(1.20)				(56,007,739)

Total net assets	100.00%				$4,684,884,644

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

4

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — January 31, 2014 (unaudited)

(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is $4,840,115,248 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$437,586,303
Gross unrealized depreciation	(536,809,168)

Net unrealized depreciation	$(99,222,865)

5

Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees . The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$4,073,318,213	$31,640,575	$0	$4,104,958,788
Preferred stocks	94,454,744	0	0	94,454,744
Warrants	0	933,828	0	933,828
Convertible debentures	0	0	3,968	3,968
Short-term investments
Investment companies	507,169,932	33,371,123	0	540,541,055

	$4,674,942,889	$65,945,526	$3,968	$4,740,892,383

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any significant transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 66.15%

Australia : 1.18%
BHP Billiton Limited (Materials, Metals & Mining)	19,860	$635,604

Brazil : 8.35%
Alupar Investimento SA (Utilities, Electric Utilities)†	81,660	527,537
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	86,800	575,489
Itau Unibanco Holding SA ADR (Financials, Commercial Banks)	44,635	546,332
Natura Cosmeticos SA (Consumer Staples, Personal Products)	35,600	579,307
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	21,801	414,219
Transmissora Alianca de Energia Eletrica SA Composite Unit (Utilities, Electric Utilities)	53,000	389,168
Tupy SA (Consumer Discretionary, Auto Components)	97,786	802,710
Valid Solucoes SA (Industrials, Commercial Services & Supplies)	53,000	661,059

		4,495,821

Chile : 1.14%
Aguas Andinas SA Class A (Utilities, Water Utilities)	962,517	615,198

China : 10.59%
Agricultural Bank of China (Financials, Commercial Banks)	322,000	141,783
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	114,000	167,457
China Construction Bank (Financials, Commercial Banks)	385,000	269,467
China Hongqiao Group Limited (Materials, Metals & Mining)	338,500	212,122
China Lilang Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	599,000	359,733
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	59,500	568,902
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	601,600	478,088
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	475,521	611,355
Datang International Power Generation Company Limited (Utilities, Independent Power Producers & Energy Traders)	298,000	119,331
Digital China Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	108,000	106,354
Guangshen Railway Company (Industrials, Road & Rail)	622,000	270,361
Guangzhou R&F Properties Company Limited (Financials, Real Estate Management & Development)	209,200	279,319
Huaneng Power International Incorporated (Utilities, Independent Power Producers & Energy Traders)	160,000	149,657
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	944,000	589,626
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	538,000	522,536
Qinhuangdao Port Company Limited (Industrials, Transportation Infrastructure)†	269,000	159,381
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	704,000	312,261
Yuzhou Properties Company (Financials, Real Estate Management & Development )	623,000	136,764
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	272,000	245,393

		5,699,890

Cyprus : 0.45%
Globaltrans Investment plc (Industrials, Road & Rail)	18,187	240,978

Czech Republic : 1.65%
CEZ AS (Utilities, Electric Utilities)	18,697	471,639
Komercni Banka AS (Financials, Commercial Banks)	1,920	415,863

		887,502

Hong Kong : 2.56%
Bosideng International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,932,000	352,072
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	125,000	417,849
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	45,000	141,584
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	218,000	209,599
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	83,500	258,705

		1,379,809

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name	Shares	Value
Indonesia : 1.51%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	288,900	$198,784
PT Surya Semesta Internusa Tbk (Financials, Real Estate Management & Development)	2,927,000	162,480
PT Telekomunikasi Indonesia Tbk (Telecommunication Services, Diversified Telecommunication Services)	2,420,500	451,608

		812,872

Malaysia : 1.68%
Berjaya Sports Toto Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	166,766	202,085
Sunway Real Estate Investment Trust (Financials, REITs)	545,500	208,648
Telecom Malaysia Berhad (Telecommunication Services, Diversified Telecommunication Services)	113,000	186,136
Westports Holdings (Industrials, Transportation Infrastructure)	404,682	305,945

		902,814

Mexico : 5.72%
Bolsa Mexicana de Valores SAB (Financials, Diversified Financial Services)	132,800	268,102
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	203,741	632,368
Grupo Aeroportuario del Pacifico SAB de CV (Industrials, Transportation Infrastructure)	130,530	711,600
Grupo Financiero Santander SAB de CV (Financials, Commercial Banks)	276,343	613,889
Macquarie Mexico Real Estate Management SA de CV (Financials, REITs)144A	467,093	852,181

		3,078,140

Panama : 0.67%
Banco Latinoamericano de Comercio Exterior SA (Financials, Commercial Banks)	14,289	362,941

Philippines : 2.25%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	10,840	409,859
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	9,420	563,508
Semirara Mining Corporation (Energy, Oil, Gas & Consumable Fuels)	33,500	237,043

		1,210,410

Poland : 2.71%
Bank Pekao SA (Financials, Commercial Banks)	11,204	658,128
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	3,074	402,292
Telekomunikacja Polska SA (Telecommunication Services, Diversified Telecommunication Services)	119,700	396,370

		1,456,790

Russia : 6.06%
Alrosa Corporate (Materials, Metals & Mining)(a)	930,015	964,168
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	84,168	695,228
Lukoil ADR – London Exchanges (Energy, Oil, Gas & Consumable Fuels)	7,036	399,997
Mail.Ru Group Limited (Information Technology, Internet Software & Services)	14,275	532,029
Mining and Metallurgical Company OJSC (Materials, Metals & Mining)(a)	4,407	673,379

		3,264,801

Singapore : 2.66%
Ascendas India Trust (Financials, Real Estate Management & Development)	685,000	367,515
Ascott Residence Trust (Financials, REITs)	202,800	188,811
Asian Pay Television Trust (Consumer Discretionary, Media)	114,000	68,341
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	255,000	170,143
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	26,000	212,864
Keppel REIT (Financials, REITs)	1,600	1,416
Lippo Malls Indonesia Retail Trust (Financials, REITs)	827,000	266,963
STX OSV Holdings Limited (Industrials, Machinery)†	244,000	157,674

		1,433,727

2

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
South Africa : 5.12%
Barclays Africa Group Limited (Financials, Commercial Banks)	17,546	$205,281
Kumba Iron Ore Limited (Materials, Metals & Mining)	19,957	805,788
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	35,920	638,423
Sanlam Limited (Financials, Insurance)	102,418	439,573
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	13,928	668,454

		2,757,519

South Korea : 3.03%
Hite Jinro Company Limited (Consumer Staples, Beverages)†	6,850	136,697
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†	5,060	159,598
KT&G Corporation (Consumer Staples, Tobacco)	4,583	324,131
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	7,450	475,062
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	24,510	537,749

		1,633,237

Taiwan : 6.36%
Chicony Electronics Company Limited (Computers & Peripherals)	63,000	160,678
Chroma Ate Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	95,000	203,508
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	42,000	125,685
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	44,000	269,558
CTCI Corporation (Industrials, Construction & Engineering)	122,000	166,572
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	27,000	148,246
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	75,000	178,971
Huaku Development Company Limited (Financials, Real Estate Management & Development)	26,680	65,640
Mega Financial Holding Company Limited (Financials, Commercial Banks)	237,065	191,441
Quanta Computer Incorporated (Computers & Peripherals)	46,000	113,248
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	141,530	616,686
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	164,000	200,011
Taiwan Cement Corporation (Materials, Construction Materials)	160,000	234,026
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	207,025	418,191
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	283,000	328,895

		3,421,356

Thailand : 0.71%
Hemaraj Land & Development Public Company Limited (Financials, Real Estate Management & Development)	538,300	44,682
PTT Global Chemical pcl (Materials, Chemicals)	105,300	227,283
Thai Union Frozen Products pcl (Consumer Staples, Food Products)	51,700	109,242

		381,207

Turkey : 0.78%
Akcansa Cimento (Materials, Construction Materials)	32,614	164,469
Cimsa Cimento Sanayi ve Ticaret AS (Materials, Construction Materials)	50,917	257,896

		422,365

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name			Shares	Value
United Kingdom : 0.97%
HSBC Holdings plc (Financials, Commercial Banks)			49,600	$520,559

Total Common Stocks (Cost $36,821,554)				35,613,540

		Expiration date
Participation Notes : 2.25%

India : 1.94%
HSBC Bank plc (NMDC Limited) (Materials, Metals & Mining)		11-2-2020	60,156	264,539
HSBC Bank plc (Oil and Natural Gas Corporation) (Energy, Oil, Gas & Consumable Fuels)		11-2-2020	107,750	425,514
HSBC Bank plc (Coal India) (Materials, Metals & Mining)		1-10-2024	153,986	356,335

Qatar : 0.31%
HSBC Bank plc (Qatar National Bank) (Financials, Commercial Banks)		11-2-2020	3,280	166,184

Total Participation Notes (Cost $1,262,561)				1,212,572

	Dividend yield
Preferred Stocks : 4.58%

Brazil : 2.34%
Banco Bradesco SA (Financials, Commercial Banks) ±	3.10%		23,200	251,492
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	6.09		52,700	655,133
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels) ±	5.43		58,100	353,909

				1,260,534

Russia : 2.24%
Rostelecom Pfd Preference (Telecommunication Services, Wireless Telecommunication Services) ±	6.43		191,073	390,612
Sberbank ADR (Financials, Commercial Banks) (a)±	4.78		379,308	816,035

				1,206,647

Total Preferred Stocks (Cost $2,742,594)				2,467,181

Investment Companies : 0.04%

Thailand : 0.04%
Samui Airport Property Fund (Financials, Capital Markets)			45,900	21,553

Total Investment Companies (Cost $26,409)				21,553

	Yield
Short-Term Investments : 43.15%

Investment Companies : 43.15%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		23,227,188	23,227,188

Total Short-Term Investments (Cost $23,227,188)				23,227,188

4

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Total investments in securities (Cost $64,080,306)*	116.17%	62,542,034
Other assets and liabilities, net	(16.17)	(8,704,669)

Total net assets	100.00%	$53,837,365

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
*	Cost for federal income tax purposes is $64,097,162 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$962,321
Gross unrealized depreciation	(2,517,449)

Net unrealized depreciation	$(1,555,128)

5

Wells Fargo Advantage Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$33,975,993	$1,637,547	$0	$35,613,540
Investment companies	21,553	0	0	21,553
Preferred stocks	1,260,534	1,206,647	0	2,467,181
Participation notes	0	1,212,572	0	1,212,572
Short-term investments
Investment companies	23,227,188	0	0	23,227,188

	$58,485,268	$4,056,766	$0	$62,542,034

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Markets Equity Select Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 87.26%

Argentina : 0.36%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	170	$16,403

Brazil : 11.01%
All America Latina Logistica SA (Industrials, Road & Rail)	13,500	36,977
Ambev SA ADR (Consumer Staples, Beverages)	14,000	91,560
Banco Bradesco SA ADR (Financials, Commercial Banks)	9,400	98,982
BM&F Bovespa SA (Financials, Diversified Financial Services)	11,000	43,713
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	1,300	22,984
CCR SA (Industrials, Transportation Infrastructure)	2,000	12,879
Cetip SA (Financials, Capital Markets)	5,000	47,861
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	1,500	34,453
Multiplan Empreendimentos Ilmobilianios SA (Financials, Real Estate Management & Development)	1,600	28,914
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	5,000	56,050
Vale SA ADR (Materials, Metals & Mining)	2,200	29,920

		504,293

Chile : 0.72%
Banco Santander Chile SA ADR (Financials, Commercial Banks)	1,700	33,116

China : 16.25%
Baidu Incorporated (Information Technology, Internet Software & Services)†	200	31,300
China Life Insurance Company Limited (Financials, Insurance)	34,000	92,846
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	12,000	114,737
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	46,000	71,798
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail)†	1,000	39,510
Hengan International Group Company Limited (Consumer Staples, Personal Products)	5,000	54,152
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)	1,900	55,746
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	30,000	29,138
SINA Corporation (Information Technology, Internet Software & Services)†	1,610	104,956
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	26,000	34,082
Tingyi Holding Corporation (Consumer Staples, Food Products)	22,000	57,202
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	8,000	59,022

		744,489

Colombia : 0.67%
Bancolombia SA ADR (Financials, Commercial Banks)	700	30,758

Hong Kong : 2.65%
AIA Group Limited (Financials, Insurance)	13,000	60,226
Belle International Holdings Limited (Consumer Discretionary, Specialty Retail)	56,000	61,161

		121,387

India : 4.84%
HDFC Bank Limited (Financials, Commercial Banks)	1,700	53,193
ICICI Bank Limited ADR (Financials, Commercial Banks)	1,600	51,472
Infosys Technologies Limited ADR (Information Technology, IT Services)	650	38,077
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)	3,000	78,900

		221,642

Indonesia : 1.85%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	40,000	21,180
PT Bank Central Asia Tbk (Financials, Commercial Banks)	25,000	20,490
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)†	10,000	9,575

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund

Security name	Shares	Value
Indonesia (continued)
PT Telekomunikasi Indonesia Tbk (Telecommunication Services, Diversified Telecommunication Services)	180,000	$33,584

		84,829

Malaysia : 1.76%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,000	34,270
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,000	24,813
Sime Darby Bhd (Industrials, Industrial Conglomerates)	8,000	21,526

		80,609

Mexico : 12.00%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	3,300	70,158
Cemex SAB de CV ADR (Materials, Construction Materials)†	5,000	61,850
Fibra Uno Administracion SAB de CV (Financials, REITs)	17,500	56,475
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	1,200	108,288
Grupo Financiero Banorte SAB de CV (Financials, Commercial Banks)	11,000	69,435
Grupo Financiero Santander SAB de CV ADR (Financials, Commercial Banks)	2,000	22,120
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	5,000	9,118
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	2,700	78,462
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	31,000	74,151

		550,057

Peru : 0.46%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,700	21,080

Philippines : 1.01%
Ayala Corporation (Financials, Diversified Financial Services)	1,500	17,429
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	6,000	10,113
SM Investments Corporation (Industrials, Industrial Conglomerates)	1,200	18,740

		46,282

Russia : 6.04%
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	1,200	68,220
Magnit (Consumer Staples, Food & Staples Retailing)(a)	200	47,685
Mobile TeleSystems Open Joint Stock Company ADR (Telecommunication Services, Wireless Telecommunication Services)	3,500	60,375
Sberbank of Russia ADR (Financials, Commercial Banks)	4,000	43,280
Yandex NV Class A (Information Technology, Internet Software & Services)	1,550	56,962

		276,522

South Africa : 4.97%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	1,500	21,960
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,300	13,506
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,500	44,434
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	400	19,197
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	3,300	42,380
Standard Bank Group Limited (Financials, Commercial Banks)	2,500	26,313
Tiger Brands Limited (Consumer Staples, Food Products)	2,500	59,848

		227,638

South Korea : 8.46%
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	4,000	56,600
KT&G Corporation (Consumer Staples, Tobacco)	1,000	70,724
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	170	202,400

2

Wells Fargo Advantage Emerging Markets Equity Select Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name		Shares	Value
South Korea (continued)
Samsung Life Insurance Company Limited (Financials, Insurance)		600	$57,761

			387,485

Taiwan : 7.81%
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)		21,000	21,732
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		2,000	26,674
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)		4,000	26,871
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)		13,000	219,960
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		38,000	62,678

			357,915

Thailand : 4.32%
Bangkok Bank PCL (Financials, Commercial Banks)		5,000	25,977
PTT Exploration & Production PCL ADR (Energy, Oil, Gas & Consumable Fuels)		7,000	32,445
PTT PCL (Energy, Oil, Gas & Consumable Fuels)		4,000	33,444
Siam Commercial Bank PCL (Financials, Commercial Banks)		12,000	54,165
Thai Beverage PCL (Consumer Staples, Beverages)		120,000	52,046

			198,077

Turkey : 0.66%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)		3,000	30,390

United Kingdom : 1.42%
Standard Chartered Bank plc (Financials, Commercial Banks)		3,200	65,230

Total Common Stocks (Cost $4,416,621)			3,998,202

	Dividend yield
Preferred Stocks : 1.73%

Brazil : 1.73%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±	0.84%	13,000	79,188

Total Preferred Stocks (Cost $87,412)			79,188

Investment Companies : 2.90%

United States : 2.90%
iShares MSCI South Korea Capped ETF		1,100	64,944
iShares MSCI Taiwan ETF		5,000	67,850

Total Investment Companies (Cost $141,015)			132,794

	Yield
Short-Term Investments : 5.63%

Investment Companies : 5.63%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07	258,041	258,041

Total Short-Term Investments (Cost $258,041)			258,041

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund

Total investments in securities (Cost $4,903,089)*	97.52%	$4,468,225
Other assets and liabilities, net	2.48	113,814

Total net assets	100.00%	$4,582,039

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
†	Non-income-earning security
*	Cost for federal income tax purposes is $4,903,089 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,429
Gross unrealized depreciation	(459,293)

Net unrealized depreciation	$(434,864)

4

Wells Fargo Advantage Emerging Markets Equity Select Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$3,950,517	$47,685	$0	$3,998,202
Preferred stocks	79,188	0	0	79,188
Investment companies	132,794	0	0	132,794
Short-term investments
Investment companies	258,041	0	0	258,041

	$4,420,540	$47,685	$0	$4,468,225

Transfers in and transfers out are recognized at the end of the reporting period. For the period ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 202.86%

Australia : 2.49%
Atlas Iron Limited (Materials, Metals & Mining)	1,216,169	$1,074,974
Tiger Resources Limited (Materials, Metals & Mining)†	7,425,450	2,436,894

		3,511,868

Austria : 1.18%
RHI AG (Materials, Construction Materials)	50,924	1,669,296

Canada : 4.03%
Capstone Mining Corporation (Materials, Metals & Mining)†	370,642	961,756
MBAC Fertilizer Corporation (Materials, Chemicals)«†	578,864	608,100
MBAC Fertilizer Corporation - Legend Shares (Materials, Chemicals)(i)	84,000	88,242
Nevsun Resources Limited (Materials, Metals & Mining)	269,500	989,679
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	216,382	1,420,204
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)«	250,323	1,386,750
Surge Energy Incorporated - Interim Shares (Energy, Oil, Gas & Consumable Fuels)(a)	41,460	229,682

		5,684,413

Denmark : 2.69%
DSV AS (Industrials, Road & Rail)	60,876	1,952,028
Jyske Bank AS (Financials, Commercial Banks)†	36,220	1,852,114

		3,804,142

France : 11.64%
ALTEN (Information Technology, IT Services)	62,095	2,800,935
Atos Origin SA (Information Technology, IT Services)	24,177	2,115,901
Eutelsat Communications SA (Consumer Discretionary, Media)	70,370	2,136,853
M6 Metropole Television SA (Consumer Discretionary, Media)	77,126	1,673,158
Mersen (Industrials, Electrical Equipment)	64,777	2,026,861
Saft Groupe SA (Industrials, Electrical Equipment)	20,477	716,946
SCOR SE (Financials, Insurance)	60,115	1,950,714
Teleperformance (Industrials, Professional Services)	51,345	3,005,406

		16,426,774

Germany : 7.21%
Amadeus Fire AG (Industrials, Professional Services)	17,446	1,409,176
Deutsche Wohnen AG (Financials, Real Estate Management & Development)	78,014	1,461,996
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	23,727	1,595,230
Hochtief AG (Industrials, Construction & Engineering)	23,489	1,873,532
MTU Aero Engines AG (Industrials, Aerospace & Defense)	22,555	2,003,152
Software AG (Information Technology, Software)	48,743	1,811,785
TOM TAILOR Holding AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	893	18,332

		10,173,203

Hong Kong : 2.11%
Emperor Watch & Jewellery Limited (Consumer Discretionary, Specialty Retail)	12,430,000	820,211
Luk Fook Holdings International Limited (Consumer Discretionary, Specialty Retail)	298,000	971,928
Sunlight REIT (Financials, REITs)	3,233,000	1,181,010

		2,973,149

Ireland : 0.52%
C&C Group plc (Consumer Staples, Beverages)	130,076	736,820

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name	Shares	Value
Italy : 4.02%
Amplifon SpA (Health Care, Health Care Providers & Services)«	239,874	$1,292,778
Credito Emiliano SpA (Financials, Commercial Banks)	154,070	1,262,349
Davide Campari-Milano SpA (Consumer Staples, Beverages)	114,020	910,370
Mediobanca SpA (Financials, Capital Markets)†	239,943	2,205,409

		5,670,906

Japan : 18.83%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	93,200	1,890,089
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	152,400	1,695,985
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	89,800	2,065,479
Chiba Bank Limited (Financials, Commercial Banks)	216,000	1,386,865
Credit Saison Company Limited (Financials, Consumer Finance)	40,800	1,017,105
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	39,000	1,771,166
Hitachi Chemical Company Limited (Materials, Chemicals)	151,700	2,203,414
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	190,000	1,151,121
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	103,400	2,042,294
ORIX JREIT Incorporated (Financials, REITs)	1,719	2,288,186
Sumitomo Heavy Industries Limited (Industrials, Machinery)	250,000	1,174,513
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	284,000	1,531,604
Taikisha Limited (Industrials, Construction & Engineering)	63,400	1,383,171
Tokyo Ohka Kogyo Company Limited (Materials, Chemicals)	74,755	1,507,246
Toshiba Machine Company Limited (Industrials, Machinery)	420,263	2,299,374
Yusen Logistics Company Limited (Industrials, Air Freight & Logistics)	97,300	1,172,324

		26,579,936

Luxembourg : 1.52%
Eurofins Scientific (Health Care, Life Sciences Tools & Services)	4,450	1,133,123
Subsea 7 SA (Energy, Energy Equipment & Services)	59,185	1,016,359

		2,149,482

Netherlands : 3.88%
Arcadis NV (Industrials, Construction & Engineering)	63,378	2,266,019
Nutreco NV (Consumer Staples, Food Products)	27,765	1,240,046
USG People NV (Industrials, Professional Services)	124,981	1,963,745

		5,469,810

Norway : 3.64%
Hoegh LNG Holdings Limited (Energy, Oil, Gas & Consumable Fuels)†	281,371	2,151,480
Petroleum Geo-Services ASA (Energy, Energy Equipment & Services)	88,011	909,209
SpareBank 1 SR Bank ASA (Financials, Commercial Banks)	215,103	2,081,659

		5,142,348

Portugal : 0.48%
Banco BPI SA (Financials, Commercial Banks)†	332,415	676,975

Russia : 1.06%
Sollers OJSC (Consumer Discretionary, Automobiles)(a)	74,590	1,496,884

South Korea : 4.22%
BS Financial Group Incorporated (Financials, Commercial Banks)	123,420	1,821,068
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	38,400	1,029,661
Hy-Lok Corporation (Industrials, Machinery)	59,024	1,474,852
Kiwoom Securities Company (Financials, Capital Markets)	32,020	1,630,517

		5,956,098

Spain : 2.77%
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	316,737	1,905,236

2

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Spain (continued)
Viscofan SA (Consumer Staples, Food Products)	37,959	$2,010,951

		3,916,187

Sweden : 3.05%
Avanza Bank Holding AB (Financials, Capital Markets)	58,408	2,139,683
Meda AB Class A (Health Care, Pharmaceuticals)	178,257	2,169,917

		4,309,600

Switzerland : 2.37%
Aryzta AG (Consumer Staples, Food Products)	23,001	1,810,094
Dufry AG (Consumer Discretionary, Specialty Retail)†	9,807	1,539,223

		3,349,317

Taiwan : 1.93%
Catcher Technology Company Limited (Information Technology, Computers & Peripherals)	200,000	1,334,766
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	1,142,000	1,392,756

		2,727,522

United Kingdom : 25.60%
Aberdeen Asset Management plc (Financials, Capital Markets)	206,960	1,329,585
Ashtead Group plc (Industrials, Trading Companies & Distributors)	168,078	2,181,414
Babcock International Group plc (Industrials, Commercial Services & Supplies)	98,166	2,243,112
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	276,319	3,738,399
Catlin Group Limited (Financials, Insurance)	280,183	2,429,625
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,872,195	2,279,036
Devro plc (Consumer Staples, Food Products)	295,307	1,502,968
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	263,128	2,286,057
Enquest plc (Energy, Oil, Gas & Consumable Fuels)†	794,664	1,691,719
Hays plc (Industrials, Professional Services)	398,557	870,089
Jupiter Fund Management plc (Financials, Capital Markets)	379,037	2,329,142
Morgan Advanced Materials plc (Industrials, Machinery)	458,759	2,338,629
Oxford Instruments plc (Information Technology, Electronic Equipment, Instruments & Components)	75,271	2,072,610
Perform Group plc (Consumer Discretionary, Media)†	588,701	2,395,218
Savills plc (Financials, Real Estate Management & Development)	193,479	1,987,874
SIG plc (Industrials, Trading Companies & Distributors)	478,228	1,542,443
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	1,579,049	2,912,484

		36,130,404

United States : 97.62%
A. Schulman Incorporated (Materials, Chemicals)	91,811	3,118,820
Abercrombie & Fitch Company Class A (Consumer Discretionary, Specialty Retail)	43,100	1,524,878
ACCO Brands Corporation (Industrials, Commercial Services & Supplies)†	72,200	419,482
ACI Worldwide Incorporated (Information Technology, Software)†	75,000	4,545,750
ATMI Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	156,400	4,329,152
Bio-Rad Laboratories Incorporated Class A (Health Care, Life Sciences Tools & Services)†	28,800	3,661,056
Brown & Brown Incorporated (Financials, Insurance)	127,822	4,025,115
Cambrex Corporation (Health Care, Life Sciences Tools & Services)†	122,600	2,301,202
CARBO Ceramics Incorporated (Energy, Energy Equipment & Services)«	13,200	1,519,584
Christopher & Banks Corporation (Consumer Discretionary, Specialty Retail)†	144,200	1,029,588
Clean Harbors Incorporated (Industrials, Commercial Services & Supplies)†	67,100	3,762,968
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)«	105,940	1,816,871
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	102,600	1,660,068
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	566,960	3,889,346
Douglas Dynamics Incorporated (Industrials, Machinery)	180,502	2,620,889
First Citizens BancShares Incorporated (Financials, Commercial Banks)	15,912	3,520,371
Forward Air Corporation (Industrials, Air Freight & Logistics)	84,705	3,772,761

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name			Shares	Value
United States (continued)
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)			106,462	$4,241,446
Guess? Incorporated (Consumer Discretionary, Specialty Retail)			76,800	2,154,240
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†			100,800	3,819,312
Hatteras Financial Corporation (Financials, REITs)			142,700	2,560,038
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies)†			28,169	1,817,182
Imation Corporation (Information Technology, Computers & Peripherals)†			522,888	2,515,091
Kadant Incorporated (Industrials, Machinery)			121,341	4,357,355
Krispy Kreme Doughnuts Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†			122,100	2,106,225
Lattice Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†			604,000	3,491,120
Macquarie Infrastructure Company LLC (Industrials, Transportation Infrastructure)			74,767	4,130,877
Matthews International Corporation Class A (Consumer Discretionary, Diversified Consumer Services)			81,140	3,450,073
MRC Global Incorporated (Industrials, Trading Companies & Distributors)†			50,283	1,403,901
Mueller Industries Incorporated (Industrials, Machinery)			72,100	4,487,504
Neenah Paper Incorporated (Materials, Paper & Forest Products)			101,100	4,391,784
NetScout Systems Incorporated (Information Technology, Software)†			125,400	4,429,128
Parexel International Corporation (Health Care, Life Sciences Tools & Services)†			54,000	2,635,740
Penn Virginia Corporation (Energy, Oil, Gas & Consumable Fuels)†			228,700	2,742,113
Post Properties Incorporated (Financials, REITs)			79,800	3,745,014
Progress Software Corporation (Information Technology, Software)†			70,500	1,703,985
Quanex Building Products Corporation (Industrials, Building Products)			85,589	1,621,912
Schweitzer Manduit International Incorporated (Materials, Paper & Forest Products)			60,500	2,790,865
Simpson Manufacturing Company Incorporated (Industrials, Building Products)			84,600	2,757,960
Steris Corporation (Health Care, Health Care Equipment & Supplies)			61,600	2,826,824
Stone Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†			45,664	1,413,301
SunEdison Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†			81,000	1,126,710
TIBCO Software Incorporated (Information Technology, Software)†			99,600	2,120,484
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†			60,700	3,996,488
UMB Financial Corporation (Financials, Commercial Banks)			46,900	2,780,701
Validus Holdings Limited (Financials, Insurance)			25,000	870,995
Virtus Investment Partners Incorporated (Financials, Capital Markets)†			12,400	2,260,024
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)			251,090	3,409,802
West Pharmaceutical Services Incorporated (Health Care, Health Care Equipment & Supplies)			44,300	2,102,034

				137,778,129

Total Common Stocks (Cost $234,970,219)				286,333,263

		Yield
Short-Term Investments : 9.64%

Investment Companies : 9.64%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	8,977,573	8,977,573
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.08	4,626,828	4,626,828

Total Short-Term Investments (Cost $13,604,401)				13,604,401

Total investments in securities (Cost $248,574,620)*	212.50%			299,937,664
Other assets and liabilities, net	(112.50)			(158,793,708)

Total net assets	100.00%			$141,143,956

(i)	Illiquid security
†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate

4

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $250,162,876 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$59,526,705
Gross unrealized depreciation	(9,751,917)

Net unrealized appreciation	$49,774,788

5

Wells Fargo Advantage Global Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$284,606,697	$1,726,566	$0	$286,333,263
Short-term investments
Investment companies	8,977,573	4,626,828	0	13,604,401

	$293,584,270	$6,353,394	$0	$299,937,664

As of January 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts	$0	$107,586	*	$0	$107,586

*	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of January 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At January 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2014	In exchange for U.S. $	Unrealized gains
3-10-2014	State Street Bank	439,245,000 JPY	$4,299,849	$4,407,435	$107,586

Wells Fargo Advantage International Equity Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.25%

Canada : 2.09%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	31,382	$4,256,654

China : 6.75%
AutoNavi Holdings Limited ADR (Information Technology, Software)«†	95,513	1,490,003
Biostime International Holdings Limited (Consumer Staples, Food Products)	180,000	1,554,414
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	386,000	3,690,695
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	1,376,000	2,045,441
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	4,433,000	2,768,868
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,317,715	2,181,580

		13,731,001

Germany : 8.70%
Bayer AG (Health Care, Pharmaceuticals)	30,127	3,977,493
Metro AG (Consumer Staples, Food & Staples Retailing)	110,515	4,559,486
SAP AG (Information Technology, Software)	51,197	3,912,337
Siemens AG (Industrials, Industrial Conglomerates)«	41,361	5,241,423

		17,690,739

Hong Kong : 3.85%
China Everbright Limited (Financials, Capital Markets)	3,520,000	4,812,421
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	14,138,874	3,015,089

		7,827,510

Italy : 5.49%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	238,185	5,412,894
Intesa Sanpaolo SpA (Financials, Commercial Banks)	2,122,018	5,752,549

		11,165,443

Japan : 25.25%
Asahi Glass Company Limited (Industrials, Building Products)	587,000	3,361,016
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	82,600	1,899,873
Capcom Company Limited (Information Technology, Software)	242,400	4,787,738
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	198,000	3,806,127
Daiwa Securities Group Incorporated (Financials, Capital Markets)	671,000	6,370,461
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	436,000	3,379,779
Itochu Corporation (Industrials, Trading Companies & Distributors)	165,000	2,042,919
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	884,400	5,392,788
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	101,000	3,251,336
Mitsui OSK Lines Limited (Industrials, Marine)	979,000	4,081,961
Nitto Denko Corporation (Materials, Chemicals)	94,488	4,255,983
Sharp Corporation (Consumer Discretionary, Household Durables)†	680,000	2,356,073
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	109,700	6,358,456

		51,344,510

Netherlands : 2.66%
Akzo Nobel NV (Materials, Chemicals)	75,081	5,408,388

Norway : 3.29%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	270,139	2,130,145
Marine Harvest ASA (Consumer Staples, Food Products)	397,031	4,563,286

		6,693,431

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage International Equity Fund

Security name			Shares	Value
Russia : 2.18%
Mobile TeleSystems Open Joint Stock Company ADR (Telecommunication Services, Wireless Telecommunication Services)			105,371	$1,817,650
Sberbank of Russia (Financials, Commercial Banks)			953,357	2,612,198

				4,429,848

South Korea : 5.44%
Hana Financial Group Incorporated (Financials, Commercial Banks)			93,790	3,565,983
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A			7,232	4,245,184
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			16,117	3,238,699

				11,049,866

Sweden : 1.80%
Volvo AB Class B (Industrials, Machinery)			275,740	3,653,300

Switzerland : 8.61%
ABB Limited (Industrials, Electrical Equipment)			208,709	5,207,078
Novartis AG (Health Care, Pharmaceuticals)			47,737	3,780,419
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			3,317	1,977,432
Zurich Financial Services AG (Financials, Insurance)			22,516	6,538,866

				17,503,795

United Kingdom : 17.54%
BP plc (Energy, Oil, Gas & Consumable Fuels)			846,941	6,655,123
Capita plc (Industrials, Professional Services)			279,667	4,521,584
Debenhams plc (Consumer Discretionary, Media)			3,041,355	3,702,263
Man Group plc (Financials, Capital Markets)			3,870,833	5,198,781
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			42,649	3,199,148
Smiths Group plc (Industrials, Industrial Conglomerates)			90,464	2,138,502
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)			141,622	5,248,513
Wolseley plc (Industrials, Trading Companies & Distributors)			92,558	4,993,759

				35,657,673

United States : 3.60%
Apple Incorporated (Information Technology, Computers & Peripherals)			6,261	3,134,257
QUALCOMM Incorporated (Information Technology, Communications Equipment)			56,279	4,177,027

				7,311,284

Total Common Stocks (Cost $156,977,676)				197,723,442

		Yield
Short-Term Investments : 4.76%

Investment Companies : 4.76%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	3,913,396	3,913,396
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.08	5,763,045	5,763,045

Total Short-Term Investments (Cost $9,676,441)				9,676,441

Total investments in securities (Cost $166,654,117)*	102.01%			207,399,883
Other assets and liabilities, net	(2.01)			(4,091,441)

Total net assets	100.00%			$203,308,442

†	Non-income-earning security

2

Wells Fargo Advantage International Equity Fund	Portfolio of investments — January 31, 2014 (unaudited)

«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $169,212,064 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,273,723
Gross unrealized depreciation	(8,085,904)

Net unrealized appreciation	$38,187,819

3

Wells Fargo Advantage International Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$195,111,244	$2,612,198	$0	$197,723,442
Short-term investments
Investment companies	3,913,396	5,763,045	0	9,676,441

	$199,024,640	$8,375,243	$0	$207,399,883

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of January 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts	$0	$(451,974	)*	$0	$(451,974)

*	Amount represents the net unrealized loss.

Derivative transactions

As of January 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2014	In exchange for U.S. $	Unrealized losses
4-8-2014	State Street Bank	2,036,241,900 JPY	19,936,424	$19,484,450	$(451,974)

Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.16%

Chile : 1.21%
Enersis SA ADR (Utilities, Electric Utilities)«	167,230	$2,219,142

Curacao : 2.19%
Schlumberger Limited (Energy, Energy Equipment & Services)	45,718	4,003,525

France : 8.15%
Kering (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,365	3,267,681
L’Oreal SA (Consumer Staples, Personal Products)	19,655	3,234,060
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	32,397	3,180,910
Total SA (Energy, Oil, Gas & Consumable Fuels)	51,880	2,962,552
Total SA ADR (Energy, Oil, Gas & Consumable Fuels)	9,179	524,763
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	64,622	1,737,884

		14,907,850

Germany : 2.34%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	38,373	4,289,860

Japan : 5.24%
Kao Corporation (Consumer Staples, Personal Products)	85,800	2,750,269
Kao Corporation ADR (Consumer Staples, Personal Products)	7,531	239,938
ORIX Corporation (Financials, Diversified Financial Services)	149,000	2,318,782
ORIX Corporation ADR (Financials, Diversified Financial Services)«	14,500	1,110,120
TOTO Limited (Industrials, Building Products)	197,300	3,170,858

		9,589,967

Luxembourg : 4.11%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	37,601	3,661,727
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,392,900	3,869,178

		7,530,905

Netherlands : 8.01%
Airbus Group NV (Industrials, Aerospace & Defense)	84,848	6,020,397
Heineken NV (Consumer Staples, Beverages)	45,522	2,778,760
Sensata Technologies Holdings NV (Industrials, Electrical Equipment)†	49,841	1,866,047
Unilever NV (Consumer Staples, Food Products)	106,872	3,990,600

		14,655,804

Singapore : 2.13%
DBS Group Holdings Limited (Financials, Commercial Banks)	300,000	3,890,338

South Korea : 2.36%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,633	4,325,403

Spain : 2.00%
Banco Santander Central Hispano SA ADR (Financials, Commercial Banks)«	422,781	3,652,828

Switzerland : 5.45%
Novartis AG ADR (Health Care, Pharmaceuticals)	46,474	3,674,699
Transocean Limited (Energy, Energy Equipment & Services)«	54,650	2,365,252
UBS AG (Financials, Capital Markets)	198,000	3,928,771

		9,968,722

United Kingdom : 5.29%
Diageo plc (Consumer Staples, Beverages)	82,306	2,436,126

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund

Security name			Shares	Value
United Kingdom (continued)
HSBC Holdings plc ADR (Financials, Commercial Banks)«			35,740	$1,840,253
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			79,952	2,761,558
Standard Chartered Bank plc (Financials, Commercial Banks)			129,584	2,641,485

				9,679,422

United States : 48.68%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)			94,914	3,479,547
Air Products & Chemicals Incorporated (Materials, Chemicals)			33,915	3,565,823
Apple Incorporated (Information Technology, Computers & Peripherals)			7,592	3,800,555
Autoliv Incorporated GDR (Consumer Discretionary, Auto Components)			48,314	4,373,142
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)			56,458	3,856,081
Charles Schwab Corporation (Financials, Capital Markets)			208,647	5,178,619
eBay Incorporated (Information Technology, Internet Software & Services)†			61,013	3,245,892
EMC Corporation (Information Technology, Computers & Peripherals)			175,603	4,256,617
Express Scripts Holding Company (Health Care, Health Care Providers & Services)†			34,379	2,567,768
Franklin Resources Incorporated (Financials, Capital Markets)			84,209	4,379,710
Goldman Sachs Group Incorporated (Financials, Capital Markets)			22,339	3,666,277
Home Depot Incorporated (Consumer Discretionary, Specialty Retail)			47,676	3,663,901
JPMorgan Chase & Company (Financials, Diversified Financial Services)			85,200	4,716,672
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)			39,412	3,451,309
Oracle Corporation (Information Technology, Software)			145,237	5,359,245
PepsiCo Incorporated (Consumer Staples, Beverages)			43,398	3,487,463
QUALCOMM Incorporated (Information Technology, Communications Equipment)			61,056	4,531,576
SunTrust Banks Incorporated (Financials, Commercial Banks)			59,126	2,188,845
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			97,580	4,137,392
The Walt Disney Company (Consumer Discretionary, Media)			59,265	4,303,232
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			40,444	3,851,482
Visa Incorporated Class A (Information Technology, IT Services)			16,255	3,501,815
Zions Bancorporation (Financials, Commercial Banks)			122,446	3,520,321

				89,083,284

Total Common Stocks (Cost $129,233,759)				177,797,050

		Yield
Short-Term Investments : 6.32%
Investment Companies : 6.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	5,005,591	5,005,591
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.08	6,551,550	6,551,550

Total Short-Term Investments (Cost $11,557,141)				11,557,141

Total investments in securities (Cost $140,790,900)*	103.48%			189,354,191

Other assets and liabilities, net	(3.48)			(6,366,168)

Total net assets	100.00%			$182,988,023

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.

2

Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments — January 31, 2014 (unaudited)

*	Cost for federal income tax purposes is $141,803,207 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$52,087,931
Gross unrealized depreciation	(4,536,947)

Net unrealized appreciation	$47,550,984

3

Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$177,797,050	$0	$0	$177,797,050
Short-term investments
Investment companies	5,005,591	6,551,550	0	11,557,141

	$182,802,641	$6,551,550	$0	$189,354,191

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 93.27%

Consumer Discretionary : 13.94%

Auto Components : 0.79%
Dana Holding Corporation	61,000	$1,154,120

Hotels, Restaurants & Leisure : 1.78%
Six Flags Entertainment Corporation	72,500	2,602,025

Household Durables : 1.60%
Taylor Morrison Home Corporation Class A †	110,250	2,331,788

Multiline Retail : 1.52%
Big Lots Incorporated †	83,001	2,223,597

Specialty Retail : 8.25%
Abercrombie & Fitch Company Class A	71,500	2,529,670
Ascena Retail Group Incorporated †	118,000	2,213,680
Chico’s FAS Incorporated	115,430	1,916,138
DSW Incorporated Class A	36,840	1,387,026
Office Depot Incorporated †	816,850	3,994,397

		12,040,911

Consumer Staples : 4.96%

Beverages : 1.04%
Treasury Wine Estates ADR	478,690	1,520,272

Food Products : 3.92%
Dean Foods Company	134,800	2,129,840
Flowers Foods Incorporated	99,500	2,084,525
J & J Snack Foods Corporation	17,025	1,499,903

		5,714,268

Energy : 5.04%

Energy Equipment & Services : 2.45%
Forum Energy Technologies Incorporated †	81,200	2,039,744
Helix Energy Solutions Group Incorporated †	75,415	1,537,712

		3,577,456

Oil, Gas & Consumable Fuels : 2.59%
Energy XXI (Bermuda) Limited	74,500	1,709,775
Oasis Petroleum Incorporated †	49,500	2,069,595

		3,779,370

Financials : 19.39%

Capital Markets : 1.11%
E*TRADE Financial Corporation †	81,000	1,621,620

Commercial Banks : 6.43%
Associated Banc-Corp	122,950	2,024,987
Cathay General Bancorp	44,380	1,042,930
Hancock Holding Company	53,170	1,839,682
Umpqua Holdings Corporation «	155,190	2,725,136
Zions Bancorporation	61,145	1,757,919

		9,390,654

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

Security name	Shares	Value
Real Estate Management & Development : 3.01%
Jones Lang LaSalle Incorporated	38,500	$4,399,010

REITs : 7.66%
CommonWealth REIT	57,525	1,413,965
CubeSmart REIT	131,745	2,171,158
Hudson Pacific Properties Incorporated	88,085	1,914,087
Pennymac Mortgage Investment REIT	123,050	2,897,828
Redwood Trust Incorporated	148,630	2,779,381

		11,176,419

Thrifts & Mortgage Finance : 1.18%
Essent Group Limited †	68,770	1,726,127

Health Care : 7.49%

Health Care Equipment & Supplies : 2.82%
Integra LifeSciences Holdings †	50,500	2,346,230
Steris Corporation	38,405	1,762,405

		4,108,635

Health Care Providers & Services : 1.88%
AMN Healthcare Services Incorporated †	181,815	2,747,225

Life Sciences Tools & Services : 2.79%
Bio-Rad Laboratories Incorporated Class A †	20,515	2,607,867
Charles River Laboratories International Incorporated †	25,985	1,468,932

		4,076,799

Industrials : 22.11%

Commercial Services & Supplies : 7.69%
Herman Miller Incorporated	62,895	1,762,947
Kar Auction Services Incorporated	180,726	5,027,797
Schawk Incorporated	77,035	930,583
Tetra Tech Incorporated †	67,697	1,997,738
United Stationers Incorporated	36,560	1,514,681

		11,233,746

Construction & Engineering : 3.69%
EMCOR Group Incorporated	52,470	2,230,500
Pike Electric Corporation †	298,985	3,151,302

		5,381,802

Machinery : 3.88%
Harsco Corporation	82,550	2,095,945
IDEX Corporation	25,955	1,869,020
Wabtec Corporation	23,110	1,705,749

		5,670,714

Professional Services : 2.56%
Korn/Ferry International †	57,165	1,341,091
Resources Connection Incorporated	177,800	2,396,744

		3,737,835

Road & Rail : 1.49%
Landstar System Incorporated	37,735	2,167,498

2

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name		Shares	Value
Trading Companies & Distributors : 2.80%
Aercap Holdings NV †		110,000	$4,090,900

Information Technology : 14.12%

Communications Equipment : 0.69%
Plantronics Incorporated		23,388	1,004,047

Computers & Peripherals : 2.90%
Avid Technology Incorporated †		212,410	1,474,125
Diebold Incorporated		82,000	2,754,380

			4,228,505

Electronic Equipment, Instruments & Components : 1.93%
Jabil Circuit Incorporated		157,000	2,821,290

IT Services : 5.14%
EVERTEC Incorporated		134,413	3,243,386
VeriFone Systems Incorporated †		146,950	4,263,020

			7,506,406

Semiconductors & Semiconductor Equipment : 1.93%
ATMI Incorporated †		50,240	1,390,643
International Rectifier Corporation †		55,160	1,434,712

			2,825,355

Software : 1.53%
Informatica Corporation †		55,300	2,231,908

Materials : 4.31%

Containers & Packaging : 3.55%
Berry Plastics Group Incorporated †		102,300	2,281,290
Silgan Holdings Incorporated		63,200	2,896,456

			5,177,746

Metals & Mining : 0.76%
Walter Industries Incorporated «		98,250	1,116,120

Telecommunication Services : 0.61%

Diversified Telecommunication Services : 0.61%
General Communication Incorporated Class A †		91,635	891,609

Utilities : 1.30%

Electric Utilities : 1.30%
Westar Energy Incorporated		57,220	1,897,981

Total Common Stocks (Cost $118,415,260)			136,173,758

	Yield
Short-Term Investments : 9.21%

Investment Companies : 9.21%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	9,620,334	9,620,334

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.08%	3,823,175	$3,823,175

Total Short-Term Investments (Cost $13,443,509)				13,443,509

Total investments in securities (Cost $131,858,769)*	102.48%			149,617,267

Other assets and liabilities, net	(2.48)			(3,613,606)

Total net assets	100.00%			$146,003,661

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $132,546,643 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,695,357
Gross unrealized depreciation	(5,624,733)

Net unrealized appreciation	$17,070,624

4

Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$134,653,486	$1,520,272	$0	$136,173,758
Short-term investments
Investment companies	9,620,334	3,823,175	0	13,443,509

	$144,273,820	$5,343,447	$0	$149,617,267

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 91.85%

Consumer Discretionary : 12.80%

Auto Components : 0.25%
Fox Factory Holding Corporation †	71,100	$1,153,242

Distributors : 0.31%
Core Mark Holding Company Incorporated	18,900	1,429,785

Diversified Consumer Services : 0.60%
Steiner Leisure Limited †	55,800	2,734,758

Hotels, Restaurants & Leisure : 4.87%
Bally Technologies Incorporated †	68,600	5,029,752
ClubCorp Holdings Incorporated	168,700	3,055,157
Domino’s Pizza Incorporated	29,000	2,047,690
Home Inns & Hotels Management ADR †	58,000	1,988,820
Ignite Restaurant Group Incorporated «†	193,800	2,356,608
Red Robin Gourmet Burgers Incorporated †	58,500	3,769,155
Six Flags Entertainment Corporation	113,600	4,077,104

		22,324,286

Household Durables : 1.08%
Harman International Industries Incorporated	47,800	4,943,954

Leisure Equipment & Products : 1.83%
Brunswick Corporation	75,200	3,117,792
Callaway Golf Company	432,600	3,534,342
LeapFrog Enterprises Incorporated «†	241,700	1,720,904

		8,373,038

Media : 1.69%
AMC Entertainment Holdings Class A †	150,800	3,222,596
John Wiley & Sons Incorporated Class A	50,600	2,739,484
The E.W. Scripps Company †	96,100	1,769,201

		7,731,281

Specialty Retail : 2.17%
American Eagle Outfitters Incorporated	404,500	5,472,885
Finish Line Incorporated Class A	173,700	4,455,405

		9,928,290

Consumer Staples : 2.69%

Beverages : 0.56%
Cott Corporation	322,000	2,530,920

Food & Staples Retailing : 0.27%
Casey’s General Stores Incorporated	18,100	1,242,927

Food Products : 1.66%
Dean Foods Company	151,050	2,386,590
Pinnacle Foods Incorporated	193,300	5,219,100

		7,605,690

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value
Personal Products : 0.20%
Elizabeth Arden Incorporated †	33,700	$913,944

Energy : 3.55%

Energy Equipment & Services : 1.08%
Bristow Group Incorporated	30,100	2,160,879
Helix Energy Solutions Group Incorporated †	135,400	2,760,806

		4,921,685

Oil, Gas & Consumable Fuels : 2.47%
Carrizo Oil & Gas Incorporated †	77,000	3,164,700
Jones Energy Incorporated †	164,200	2,574,656
Laredo Petroleum Holdings Incorporated †	110,100	2,723,874
Stealthgas Incorporated †	114,400	1,098,240
Teekay Corporation	32,534	1,762,367

		11,323,837

Financials : 17.44%

Capital Markets : 2.50%
FXCM Incorporated Class A	198,500	3,402,290
Golub Capital BDC Incorporated «	113,900	2,084,370
HFF Incorporated Class A	122,400	3,620,592
Stifel Financial Corporation †	42,631	1,924,790
WisdomTree Investments Incorporated †	28,400	401,008

		11,433,050

Commercial Banks : 4.69%
Eagle Bancorp Incorporated †	45,900	1,526,175
First Citizens BancShares Incorporated	5,100	1,128,324
First Horizon National Corporation	238,800	2,808,288
First Midwest Bancorp Incorporated	138,732	2,215,550
FirstMerit Corporation	80,600	1,640,210
Heartland Financial USA Incorporated	53,600	1,350,184
Heritage Financial Corporation	24,000	408,720
Lakeland Financial Corporation	68,200	2,498,166
Old National Bancorp	292,872	4,100,208
PacWest Bancorp «	27,500	1,103,025
Simmons First National Corporation	78,000	2,693,340

		21,472,190

Diversified Financial Services : 0.53%
Compass Diversified Holdings	136,400	2,448,380

Insurance : 3.70%
Amerisafe Incorporated	33,800	1,398,306
Brown & Brown Incorporated	150,500	4,739,245
Markel Corporation †	6,861	3,699,040
ProAssurance Corporation	66,600	3,094,236
Reinsurance Group of America Incorporated	53,900	4,024,713

		16,955,540

Real Estate Management & Development : 0.93%
Kennedy Wilson Holdings Incorporated	176,900	4,249,138

REITs : 4.62%
Blackstone Mortgage Trust Incorporated Class A	95,781	2,687,615
Equity Lifestyle Properties Incorporated	105,179	4,134,586

2

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
REITs (continued)
LaSalle Hotel Properties	65,583	$2,017,333
Mid-America Apartment Communities Incorporated	89,263	5,761,033
Parkway Properties Incorporated	260,840	4,627,302
Redwood Trust Incorporated	102,539	1,917,479

		21,145,348

Thrifts & Mortgage Finance : 0.47%
Ocwen Financial Corporation †	48,500	2,140,790

Health Care : 12.65%

Biotechnology : 1.15%
Cepheid Incorporated †	75,400	3,985,644
Lexicon Genetics Incorporated †	680,100	1,251,384

		5,237,028

Health Care Equipment & Supplies : 3.70%
Cooper Companies Incorporated	16,300	2,025,764
Genmark Diagnostics Incorporated †	58,400	754,528
Haemonetics Corporation †	46,400	1,758,096
Masimo Corporation †	51,300	1,500,525
Sirona Dental Systems Incorporated †	54,800	3,942,312
Spectranetics Corporation †	61,200	1,592,424
Unilife Corporation «†	242,769	1,133,731
Volcano Corporation †	108,500	2,277,415
West Pharmaceutical Services Incorporated	41,500	1,969,175

		16,953,970

Health Care Providers & Services : 3.64%
Centene Corporation †	37,300	2,260,380
HealthSouth Rehabilitation Corporation	165,782	5,159,136
LifePoint Hospitals Incorporated †	77,100	4,087,071
Premier Incorporated Class A †	98,093	3,402,846
Surgical Care Affiliates Incorporated †	54,700	1,755,323

		16,664,756

Life Sciences Tools & Services : 2.58%
Fluidigm Corporation †	55,400	2,499,648
Nanostring Technologies Incorporated †	48,400	879,912
Parexel International Corporation †	134,800	6,579,588
TECHNE Corporation	20,300	1,844,661

		11,803,809

Pharmaceuticals : 1.58%
Aerie Pharmaceuticals Incorporated †	84,100	1,552,486
Salix Pharmaceuticals Limited †	41,100	4,000,674
The Medicines Company †	48,700	1,692,812

		7,245,972

Industrials : 16.93%

Aerospace & Defense : 1.10%
Hexcel Corporation †	120,800	5,034,944

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value
Airlines : 1.39%
Allegiant Travel Company	49,692	$4,525,450
Spirit Airlines Incorporated †	39,600	1,857,240

		6,382,690

Building Products : 1.63%
Fortune Brands Home & Security Incorporated	56,400	2,541,384
Simpson Manufacturing Company Incorporated	109,400	3,566,440
Universal Forest Products Incorporated	26,200	1,376,810

		7,484,634

Commercial Services & Supplies : 3.67%
ABM Industries Incorporated	158,600	4,228,276
Herman Miller Incorporated	133,100	3,730,793
SP Plus Corporation †	93,561	2,363,351
US Ecology Incorporated	44,600	1,594,896
Waste Connections Incorporated	118,990	4,864,311

		16,781,627

Construction & Engineering : 0.86%
MYR Group Incorporated †	70,600	1,769,942
Primoris Services Corporation	67,976	2,159,598

		3,929,540

Electrical Equipment : 3.75%
Belden Incorporated	38,500	2,491,335
EnerSys	90,800	6,179,848
General Cable Corporation	118,900	3,392,217
Powell Industries Incorporated	21,100	1,295,751
Regal-Beloit Corporation	51,600	3,823,044

		17,182,195

Machinery : 0.92%
IDEX Corporation	58,173	4,189,038

Professional Services : 0.71%
On Assignment Incorporated †	58,600	1,739,248
Towers Watson & Company Class A	12,900	1,508,268

		3,247,516

Road & Rail : 1.19%
Genesee & Wyoming Incorporated Class A †	26,800	2,421,112
Roadrunner Transportation Systems Incorporated †	115,200	3,024,000

		5,445,112

Trading Companies & Distributors : 1.71%
Applied Industrial Technologies Incorporated	81,900	4,139,226
Beacon Roofing Supply Incorporated †	97,000	3,665,630

		7,804,856

Information Technology : 16.00%

Communications Equipment : 1.57%
Ciena Corporation †	87,900	2,050,707
Finisar Corporation †	110,900	2,629,439

4

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Communications Equipment (continued)
JDS Uniphase Corporation †	187,900	$2,497,191

		7,177,337

Electronic Equipment, Instruments & Components : 2.04%
Fabrinet †	97,800	1,806,366
MTS Systems Corporation	75,000	5,274,750
OSI Systems Incorporated †	39,200	2,270,856

		9,351,972

Internet Software & Services : 1.23%
Chegg Incorporated «†	271,400	1,810,238
Responsys Incorporated †	140,700	3,800,307

		5,610,545

IT Services : 1.90%
CoreLogic Incorporated †	77,900	2,481,115
Gartner Incorporated †	21,800	1,533,194
Sapient Corporation †	292,000	4,680,760

		8,695,069

Office Electronics : 0.96%
Zebra Technologies Corporation Class A †	80,200	4,407,792

Semiconductors & Semiconductor Equipment : 3.49%
Atmel Corporation †	561,600	4,694,976
Entegris Incorporated †	182,100	1,915,692
Fairchild Semiconductor International Incorporated †	209,600	2,674,496
Integrated Device Technology Incorporated †	292,400	2,821,660
MA-COM Technology Solutions Holdings Incorporated †	112,500	1,912,500
Nanometrics Incorporated †	115,000	1,948,100

		15,967,424

Software : 4.81%
Cadence Design Systems Incorporated †	309,000	4,363,080
Fortinet Incorporated †	101,100	2,143,320
NetScout Systems Incorporated †	89,700	3,168,204
PTC Incorporated †	170,100	6,069,168
Reald Incorporated «†	198,500	1,776,575
Verint Systems Incorporated †	99,025	4,499,696

		22,020,043

Materials : 5.60%

Chemicals : 2.87%
Innophos Holdings Incorporated	43,400	2,025,478
Minerals Technologies Incorporated	64,100	3,312,688
Olin Corporation «	150,900	3,879,639
OM Group Incorporated †	93,600	3,027,024
Taminco Corporation †	44,988	904,709

		13,149,538

Containers & Packaging : 1.89%
Berry Plastics Group Incorporated †	243,700	5,434,510

5

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name			Shares	Value
Containers & Packaging (continued)
Packaging Corporation of America			49,900	$3,223,540

				8,658,050

Metals & Mining : 0.84%
Compass Minerals International Incorporated			41,900	3,294,178
Pretium Resources Incorporated «†			92,916	546,346

				3,840,524

Telecommunication Services : 0.41%

Diversified Telecommunication Services : 0.41%
General Communication Incorporated Class A †			48,800	474,824
Lumos Networks Corporation			74,500	1,416,245

				1,891,069

Utilities : 3.78%

Electric Utilities : 1.75%
IDACORP Incorporated			65,700	3,464,361
UNS Energy Corporation			75,700	4,532,916

				7,997,277

Multi-Utilities : 1.65%
Northwestern Corporation			167,181	7,558,253

Water Utilities : 0.38%
SJW Corporation			60,900	1,742,349

Total Common Stocks (Cost $322,472,885)				420,457,002

		Yield
Short-Term Investments : 11.22%

Investment Companies : 11.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	38,780,593	38,780,593
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.08	12,597,200	12,597,200

Total Short-Term Investments (Cost $51,377,793)				51,377,793

Total investments in securities (Cost $373,850,678)*	103.07%			471,834,795
Other assets and liabilities, net	(3.07)			(14,045,112)

Total net assets	100.00%			$457,789,683

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $374,236,748 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$101,857,326
Gross unrealized depreciation	(4,259,279)

Net unrealized appreciation	$97,598,047

6

Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$420,457,002	$0	$0	$420,457,002

Short-term investments
Investment companies	38,780,593	12,597,200	0	51,377,793

	$459,237,595	$12,597,200	$0	$471,834,795

As of January 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$(125,430	)*	$0	$0	$(125,430)

*	Amount represents the net unrealized losses.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of January 31, 2014, the Fund used uninvested cash to enter into futures contracts to gain market exposure.

At January 31, 2014, the Fund had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at January 31, 2014	Unrealized losses
3-21-2014	40 Long	Russell 2000 Index	$4,513,200	$(125,430)

As of January 31, 2014, the Fund had segregated $160,000 as cash collateral for open futures contracts.

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 93.98%

Consumer Discretionary : 6.57%

Auto Components : 0.46%
Fox Factory Holding Corporation †	159,900	$2,593,578
Gentex Corporation #	346,200	11,213,418

		13,806,996

Diversified Consumer Services : 0.74%
Corinthian Colleges Incorporated †**	8,681,900	12,762,393
Strayer Education Incorporated †	273,400	9,558,064

		22,320,457

Hotels, Restaurants & Leisure : 1.96%
Denny’s Corporation †	2,848,100	19,537,966
Scientific Games Corporation Class A †	558,300	7,860,864
The Wendy’s Company	3,520,500	31,930,935

		59,329,765

Household Durables : 2.87%
Cavco Industries Incorporated †	760,100	59,379,012
Harman International Industries Incorporated #	130,600	13,507,958
KB Home Incorporated	392,800	7,596,752
Taylor Morrison Home Corporation Class A †	6,300	131,717
The New Home Company Incorporated †	533,100	5,924,381

		86,539,820

Specialty Retail : 0.54%
Stage Stores Incorporated	380,000	7,448,000
Vitamin Shoppe Incorporated †	194,700	8,726,454

		16,174,454

Energy : 20.81%

Energy Equipment & Services : 8.91%
Ensco plc Class A	127,200	6,407,064
Helix Energy Solutions Group Incorporated †	1,406,000	28,668,340
Helmerich & Payne Incorporated	398,100	35,048,724
ION Geophysical Corporation †	6,035,300	18,286,959
Key Energy Services Incorporated †	2,712,900	19,777,041
Newpark Resources Incorporated †	6,377,300	72,446,128
Oceaneering International Incorporated	265,400	18,087,010
Parker Drilling Company †	2,681,100	19,947,384
PHI Incorporated (non-voting) †	565,200	20,816,316
PHI Incorporated (voting) †	53,400	1,895,700
Vantage Drilling Company †	3,691,100	6,016,493
Willbros Group Incorporated †	2,579,700	21,540,495

		268,937,654

Oil, Gas & Consumable Fuels : 11.90%
Clean Energy Fuels Corporation †	302,800	3,612,404
InterOil Corporation †	4,438,300	224,888,661
Newfield Exploration Company †	330,900	8,196,393
Range Resources Corporation #	711,300	61,306,947
Trilogy Energy Corporation	2,678,200	61,411,126

		359,415,531

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name	Shares	Value
Financials : 19.82%

Commercial Banks : 4.01%
Ameris Bancorp †	110,700	$2,266,029
Bancorp Incorporated †	1,146,500	21,840,825
BBCN Bancorp Incorporated	547,700	8,242,885
CenterState Banks Incorporated	1,108,400	12,192,400
City National Corporation	142,600	10,317,110
First Horizon National Corporation	1,550,500	18,233,880
First Niagara Financial Group Incorporated	2,127,200	18,379,008
IBERIABANK Corporation	222,100	14,623,064
National Bank Holdings Corporation Class A	456,800	8,898,464
Park Sterling Corporation	901,700	6,086,475

		121,080,140

Consumer Finance : 0.61%
Cash America International Incorporated #	500,700	18,390,711

Insurance : 3.85%
Argo Group International Holdings Limited	1,675,300	75,371,747
Hilltop Holdings Incorporated †	596,700	14,195,493
Mercury General Corporation	271,700	12,452,011
OneBeacon Insurance Group Limited	1,003,600	14,110,616

		116,129,867

REITs : 11.21%
Anworth Mortgage Asset Corporation	1,824,000	8,554,560
Capstead Mortgage Corporation	2,071,000	26,136,020
Chimera Investment Corporation	42,225,000	131,742,000
GEO Group Incorporated	434,500	14,547,060
Hatteras Financial Corporation	740,900	13,291,746
Invesco Mortgage Capital Incorporated	2,840,900	44,630,539
MFA Mortgage Investments Incorporated	4,721,100	34,416,819
Redwood Trust Incorporated	1,796,500	33,594,550
Sun Communities Incorporated	671,300	31,383,275

		338,296,569

Thrifts & Mortgage Finance : 0.14%
Northwest Bancshares Incorporated	311,500	4,379,690

Health Care : 6.41%

Health Care Equipment & Supplies : 1.99%
Hologic Incorporated †	644,200	13,760,112
OraSure Technologies Incorporated †	6,013,500	35,299,245
Thoratec Corporation †	200,600	7,008,964
Varian Medical Systems Incorporated †	50,700	4,122,417

		60,190,738

Health Care Providers & Services : 2.72%
Air Methods Corporation †#	91,500	4,705,845
Amedisys Incorporated †	812,000	12,253,080
Cross Country Healthcare Incorporated †**	2,192,600	23,680,080
Gentiva Health Services Incorporated †**	2,173,900	24,695,504
Healthways Incorporated †	1,098,100	16,811,911

		82,146,420

Health Care Technology : 0.56%
Allscripts Healthcare Solutions Incorporated †	995,300	16,482,168

2

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Technology (continued)
Medidata Solutions Incorporated †	5,400	$340,740

		16,822,908

Life Sciences Tools & Services : 0.51%
Nordion Incorporated †	1,059,400	10,127,864
Parexel International Corporation †	104,300	5,090,883

		15,218,747

Personal Products : 0.63%
Prestige Brands Holdings Incorporated †	630,300	19,072,878

Industrials : 13.53%

Airlines : 7.79%
American Airlines Group Incorporated †#	950,500	31,889,275
Delta Air Lines Incorporated #	2,949,600	90,287,256
Latam Airlines Group SP ADR	919,300	12,778,270
United Continental Holdings Incorporated †#	2,186,000	100,206,240

		235,161,041

Commercial Services & Supplies : 2.52%
ABM Industries Incorporated #	1,472,200	39,248,852
ACCO Brands Corporation †	4,488,400	26,077,604
Healthcare Services Group Incorporated	399,200	10,830,296

		76,156,752

Construction & Engineering : 0.85%
Primoris Services Corporation	812,284	25,806,263

Electrical Equipment : 0.86%
GrafTech International Limited †	2,522,100	25,851,525

Machinery : 0.11%
Actuant Corporation Class A	100,000	3,422,000

Professional Services : 0.62%
Hill International Incorporated †	2,752,600	12,496,804
Kforce Incorporated	343,800	6,233,094

		18,729,898

Road & Rail : 0.40%
Covenant Transport Incorporated Class A †	1,363,700	11,946,012

Trading Companies & Distributors : 0.38%
Applied Industrial Technologies Incorporated	227,500	11,497,850

Information Technology : 10.60%

Communications Equipment : 1.48%
Alcatel-Lucent SA ADR	401,700	1,586,715
Brocade Communications Systems Incorporated †#	3,053,700	28,521,558
Harmonic Incorporated †	2,222,100	14,576,976

		44,685,249

Computers & Peripherals : 2.88%
Cray Incorporated †	2,524,000	74,432,760
Quantum Corporation †	6,425,800	8,032,250

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name	Shares	Value
Computers & Peripherals (continued)
Silicon Graphics International Corporation †	356,500	$4,638,065

		87,103,075

Electronic Equipment, Instruments & Components : 5.47%
Checkpoint Systems Incorporated †	1,433,600	19,124,224
Cognex Corporation †	980,100	38,664,945
Coherent Incorporated †	673,400	45,010,056
OSI Systems Incorporated †**	1,078,900	62,500,677

		165,299,902

Internet Software & Services : 0.47%
Gogo Incorporated †#	495,400	10,101,206
Monster Worldwide Incorporated †	648,500	3,968,820

		14,070,026

Semiconductors & Semiconductor Equipment : 0.30%
Kulicke & Soffa Industries Incorporated †	768,600	8,946,504

Materials : 15.04%

Chemicals : 0.50%
Calgon Carbon Corporation †	676,200	13,733,622
Zep Incorporated	88,800	1,424,352

		15,157,974

Containers & Packaging : 0.35%
Intertape Polymer Group Incorporated	918,000	10,428,480

Metals & Mining : 13.67%
Agnico-Eagle Mines Limited	725,300	22,542,324
Carpenter Technology Corporation	544,300	31,629,273
Dominion Diamond Corporation †	555,200	8,067,056
NovaGold Resources Incorporated †	3,049,900	8,875,209
Osisko Mining Corporation †	935,300	5,649,212
Randgold Resources Limited ADR	3,072,000	211,660,800
Royal Gold Incorporated	717,500	40,136,950
Sandstorm Gold Limited †	376,210	1,901,739
Sandstorm Gold Limited †	2,188,700	10,965,387
Silver Standard Resources Incorporated †	2,038,700	15,963,021
Steel Dynamics Incorporated	1,928,600	31,821,900
United States Steel Corporation	517,400	13,509,314
Webco Industries Incorporated †(a)(i)**	88,850	10,040,050

		412,762,235

Paper & Forest Products : 0.52%
Deltic Timber Corporation	25,800	1,659,198
Wausau Paper Corporation	1,026,100	14,016,526

		15,675,724

Telecommunication Services : 1.20%

Diversified Telecommunication Services : 1.20%
Cincinnati Bell Incorporated †	10,456,600	36,179,836

Total Common Stocks (Cost $1,944,896,881)		2,837,133,691

4

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name				Shares	Value
Investment Companies : 1.29%
KBW Regional Banking ETF				121,700	$4,655,025
Market Vectors Gold Miners ETF				963,774	22,629,414
Market Vectors Junior Gold Miners ETF †				333,095	11,788,232

Total Investment Companies (Cost $49,129,521)					39,072,671

			Expiration date
Warrants : 0.01%

Materials : 0.01%

Metals & Mining : 0.01%
Sandstorm Gold Limited (Materials, Metals & Mining)†(i)			10-19-2015	470,263	183,672

Total Warrants (Cost $0)					183,672

		Yield
Short-Term Investments : 3.70%

Investment Companies : 3.70%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%		111,660,585	111,660,585
Total Short-Term Investments (Cost $111,660,585)					111,660,585

Total investments in securities (Cost $2,105,686,987)*	98.98%				2,988,050,619
Other assets and liabilities, net	1.02				30,800,365

Total net assets	100.00%				$3,018,850,984

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,132,487,287 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,054,916,404
Gross unrealized depreciation	(199,353,072)

Net unrealized appreciation	$855,563,332

5

Wells Fargo Advantage Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures. Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$2,827,093,641	$10,040,050	$0	$2,837,133,691
Investment companies	39,072,671	0	0	39,072,671
Warrants	0	183,672	0	183,672
Short-term investments
Investment companies	111,660,585	0	0	111,660,585

	$2,977,826,897	$10,223,722	$0	$2,988,050,619

As of January 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(359,400)	$0	$(359,400)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Argo Group International Holdings Limited	1,853,300	0	178,000	1,675,300	$75,371,747
Cavco Industries Incorporated	733,100	31,900	4,900	760,100	59,379,012
Corinthian Colleges Incorporated	8,631,800	80,100	30,000	8,681,900	12,762,393
Covenant Transport Incorporated Class A	1,412,100	0	48,400	1,363,700	11,946,012
Cray Incorporated	2,617,000	77,100	170,100	2,524,000	74,432,760
Cross Country Healthcare Incorporated	2,403,400	0	210,800	2,192,600	23,680,080
Gentiva Health Services Incorporated	2,445,300	0	271,400	2,173,900	24,695,504
Hill International Incorporated	2,711,700	46,900	6,000	2,752,600	12,496,804
InterOil Corporation	4,931,300	0	493,000	4,438,300	224,888,661
Newpark Resources Incorporated	6,873,900	0	496,600	6,377,300	72,446,128
OraSure Technologies Incorporated	6,872,700	0	859,200	6,013,500	35,299,245
OSI Systems Incorporated	1,107,700	34,500	63,300	1,078,900	62,500,677
Webco Industries Incorporated	90,150	0	1,300	88,850	10,040,050
Willbros Group Incorporated	2,488,700	91,000	0	2,579,700	21,540,495

					$721,479,568

Derivative transactions

As of January 31, 2014, the Fund entered into written options for economic hedging purposes. Open call options written at January 31, 2014 were as follows for the Fund:

Expiration date	Counterparty		Number of contracts	Strike price	Market value
2-22-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Gogo Incorporated	300	$40	$(2,700)
4-19-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Harman International Industries Incorporated	100	105	(47,300)
5-17-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Gogo Incorporated	300	40	(15,000)
5-17-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Gogo Incorporated	500	41	(22,500)
6-21-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	American Airlines Group Incorporated	200	37	(35,000)
6-21-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Cash America International Incorporated	70	40	(8,400)
6-21-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Delta Air Lines Incorporated	200	37	(17,000)
6-21-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Gentex Corporation	200	35	(21,000)
6-21-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Range Resources Corporation	200	105	(20,000)
6-21-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Range Resources Corporation	200	100	(35,000)
6-21-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Range Resources Corporation	300	95	(85,500)
6-21-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	United Continental Holdings Incorporated	200	60	(18,600)
7-19-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	ABM Industries Incorporated	200	30	(7,000)
7-19-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Air Methods Corporation	200	65	(7,000)
7-19-2014	Merrill Lynch Pierce Fenner & Smith Incorporated	Brocade Communications Systems Incorporated	300	10	(17,400)

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.71%

Consumer Discretionary : 13.55%

Auto Components : 0.54%
Fox Factory Holding Corporation †	14,369	$233,065
Gentex Corporation	15,000	485,850

		718,915

Diversified Consumer Services : 0.17%
Corinthian Colleges Incorporated †	154,000	226,380

Hotels, Restaurants & Leisure : 4.09%
Century Casinos Incorporated †	627,000	4,138,200
Empire Resorts Incorporated †	212,500	1,287,750

		5,425,950

Household Durables : 3.93%
Cavco Industries Incorporated †	42,900	3,351,348
Skyline Corporation †	285,000	1,852,500
Taylor Morrison Home Corporation Class A †	300	6,272

		5,210,120

Internet & Catalog Retail : 0.29%
dELiA*s Incorporated †	514,400	380,656

Leisure Equipment & Products : 0.01%
Black Diamond Incorporated †	700	7,455

Media : 4.28%
Cinemark Holdings Incorporated	33,800	990,678
Entravision Communications Corporation Class A	170,300	1,026,909
Interpublic Group of Companies Incorporated	55,500	905,760
News Corporation Class A †	142,400	2,272,704
World Wrestling Entertainment Incorporated	19,700	476,543

		5,672,594

Specialty Retail : 0.24%
Stage Stores Incorporated	16,000	313,600

Consumer Staples : 0.21%

Household Products : 0.21%
WD-40 Company	4,000	274,920

Energy : 18.60%

Energy Equipment & Services : 6.08%
Cal Dive International Incorporated †	737,800	1,209,992
Helix Energy Solutions Group Incorporated †	69,750	1,422,203
Helmerich & Payne Incorporated	6,000	528,240
Key Energy Services Incorporated †	147,300	1,073,817
Newpark Resources Incorporated †	111,600	1,267,776
Parker Drilling Company †	91,800	682,992
Willbros Group Incorporated †	223,900	1,869,565

		8,054,585

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 12.52%
Bellatrix Exploration Limited †	40,000	$286,599
Canadian Natural Resources Limited	48,100	1,575,275
Clean Energy Fuels Corporation †	17,100	204,003
Gulfport Energy Corporation †	17,700	1,078,815
InterOil Corporation †	146,700	7,433,289
Penn West Petroleum Limited	99,735	745,020
PostRock Energy Corporation †	450,200	553,746
Range Resources Corporation	15,500	1,335,945
Triangle Petroleum Corporation †	75,300	573,033
Trilogy Energy Corporation	122,600	2,811,218

		16,596,943

Financials : 22.33%

Capital Markets : 0.40%
Safeguard Scientifics Incorporated †	29,000	531,570

Commercial Banks : 5.20%
1st United Bancorp Incorporated	80,000	580,800
American River Bankshares †	76,600	752,978
Bancorp Incorporated †	35,000	666,750
BBCN Bancorp Incorporated	23,006	346,240
First Niagara Financial Group Incorporated	92,100	795,744
IBERIABANK Corporation	5,498	361,988
Midsouth Bancorp Incorporated	28,100	435,831
Pacific Premier Bancorp Incorporated †	122,500	1,944,075
Sierra Bancorp	63,500	1,006,475

		6,890,881

Consumer Finance : 0.61%
Cash America International Incorporated	22,100	811,733

Insurance : 3.47%
Argo Group International Holdings Limited	33,300	1,498,167
First Acceptance Corporation †	487,200	1,252,104
Health Insurance Innovations Incorporated Class A †	65,300	769,887
Hilltop Holdings Incorporated †	26,100	620,919
Mercury General Corporation	10,000	458,300

		4,599,377

REITs : 12.43%
Capstead Mortgage Corporation	73,600	928,832
Chimera Investment Corporation	1,756,400	5,479,968
GEO Group Incorporated	19,000	636,120
Hatteras Financial Corporation	49,300	884,442
MFA Mortgage Investments Incorporated	180,900	1,318,761
Origen Financial Incorporated	559,990	755,987
Redwood Trust Incorporated	72,000	1,346,400
Sun Communities Incorporated	43,300	2,024,275
UMH Properties Incorporated	327,300	3,092,985

		16,467,770

Thrifts & Mortgage Finance : 0.22%
Northwest Bancshares Incorporated	20,100	282,606

Health Care : 5.80%

Biotechnology : 0.81%
Discovery Laboratories Incorporated †	476,900	1,073,025

2

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies : 2.69%
Allied Healthcare Products Incorporated †	322,200	$792,612
EnteroMedics Incorporated †	697,900	1,451,632
OraSure Technologies Incorporated †	156,190	916,835
Stryker Corporation	5,290	410,504

		3,571,583

Health Care Providers & Services : 0.71%
Cross Country Healthcare Incorporated †	87,200	941,760

Health Care Technology : 1.59%
Allscripts Healthcare Solutions Incorporated †	40,800	675,648
Computer Programs & Systems Incorporated	5,800	387,556
Merge Healthcare Incorporated †	341,500	734,225
Omnicell Incorporated †	11,900	307,258

		2,104,687

Industrials : 14.35%

Aerospace & Defense : 1.05%
Orbital Sciences Corporation †	57,000	1,393,650

Airlines : 3.34%
American Airlines Group Incorporated †	41,600	1,395,680
JetBlue Airways Corporation †	206,800	1,811,568
LATAM Airlines Group SP ADR	87,392	1,214,749

		4,421,997

Building Products : 1.33%
Patrick Industries Incorporated †	48,950	1,762,200

Commercial Services & Supplies : 3.15%
ABM Industries Incorporated	49,200	1,311,672
ACCO Brands Corporation †	315,900	1,835,379
Cintas Corporation	9,900	564,993
Healthcare Services Group Incorporated	16,800	455,784

		4,167,828

Construction & Engineering : 1.67%
Integrated Electrical Services Incorporated †	289,500	1,765,950
Primoris Services Corporation	14,172	450,244

		2,216,194

Electrical Equipment : 0.54%
GrafTech International Limited †	70,100	718,525

Machinery : 2.02%
Actuant Corporation Class A	31,700	1,084,774
Kennametal Incorporated	23,800	1,031,492
Xylem Incorporated	16,800	560,448

		2,676,714

Professional Services : 1.25%
Hill International Incorporated †	365,300	1,658,462

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name	Shares	Value
Information Technology : 6.36%

Communications Equipment : 2.47%
Applied Optoelectronics Incorporated †	31,700	$432,071
Brocade Communications Systems Incorporated †	59,500	555,730
Sandvine Corporation †(a)	835,000	2,292,070

		3,279,871

Computers & Peripherals : 2.06%
Cray Incorporated †	92,400	2,724,876

Electronic Equipment, Instruments & Components : 0.50%
GSI Group Incorporated †	61,100	659,269

IT Services : 0.77%
Western Union Company	66,100	1,017,940

Semiconductors & Semiconductor Equipment : 0.56%
FormFactor Incorporated †	116,300	748,972

Materials : 14.40%

Containers & Packaging : 0.21%
Intertape Polymer Group Incorporated	24,600	279,456

Metals & Mining : 14.19%
Agnico-Eagle Mines Limited	30,100	935,508
Endeavour Mining Corporation †	834,400	501,951
Goldcorp Incorporated-U.S. Exchange	35,200	876,128
Goldgroup Mining Incorporated †	553,600	84,500
Goldgroup Mining Incorporated - Legend Shares †	1,041,000	158,896
Lucara Diamond Corporation †	991,200	1,367,856
McEwen Mining Incorporated †	493,300	1,282,580
Newmont Mining Corporation	38,300	827,280
NovaGold Resources Incorporated †	130,900	380,919
Randgold Resources Limited ADR	83,800	5,773,820
Rockwell Diamonds Incorporated †(a)	636,150	204,769
Rockwell Diamonds Incorporated - Legend Shares †(i)	1,172,000	378,828
Royal Gold Incorporated	28,400	1,588,696
Sandstorm Gold Limited †	176,343	883,478
Sandstorm Gold Limited - Canadian Exchange Traded Shares †	331,400	1,675,225
Sandstorm Metals & Energy Limited †	298,653	367,367
Silver Wheaton Corporation	42,200	916,162
United States Steel Corporation	22,900	597,919

		18,801,882

Telecommunication Services : 1.11%

Diversified Telecommunication Services : 1.11%
Cincinnati Bell Incorporated †	425,800	1,473,268

Total Common Stocks (Cost $86,173,416)		128,158,214

Investment Companies : 0.81%
Market Vectors Junior Gold Miners ETF †		1,070,654

Total Investment Companies (Cost $2,072,314)		1,070,654

4

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name			Expiration date	Shares	Value
Warrants : 0.71%

Health Care : 0.44%

Health Care Equipment & Supplies : 0.44%
EnteroMedics Incorporated †(a)			5-14-2016	270,908	$518,381
EnteroMedics Incorporated †(a)(i)			9-28-2016	13,680	27,173
EnteroMedics Incorporated †(a)(i)			6-13-2016	48,280	39,901

					585,455

Materials : 0.27%

Metals & Mining : 0.27%
Sandstorm Gold Limited †(i)			4-23-2014	904,067	353,104

Total Warrants (Cost $15,993)					938,559

		Yield
Short-Term Investments : 0.42%

Investment Companies : 0.42%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%		558,779	558,779
Total Short-Term Investments (Cost $558,779)					558,779

Total investments in securities (Cost $88,820,502)*	98.65%				130,726,206
Other assets and liabilities, net	1.35				1,788,690

Total net assets	100.00%				$132,514,896

†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $94,902,107 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$50,312,290
Gross unrealized depreciation	(14,488,191)

Net unrealized appreciation	$35,824,099

5

Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$125,661,375	$2,496,839	$0	$128,158,214
Investment companies	1,070,654	0	0	1,070,654
Warrants	0	938,559	0	938,559
Short-term investments
Investment companies	558,779	0	0	558,779

	$127,290,808	$3,435,398	$0	$130,726,206

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 93.90%

Consumer Discretionary : 11.29%

Diversified Consumer Services : 2.78%
Hillenbrand Incorporated	250,002	$6,767,554
Matthews International Corporation Class A	271,083	11,526,449

		18,294,003

Hotels, Restaurants & Leisure : 2.94%
Denny’s Corporation †	1,062,796	7,290,781
DineEquity Incorporated	126,400	9,835,184
Krispy Kreme Doughnuts Incorporated †	129,700	2,237,325

		19,363,290

Household Durables : 1.46%
Cavco Industries Incorporated †	60,405	4,718,839
Dixie Group Incorporated †	355,903	4,918,579

		9,637,418

Media : 1.25%
AH Belo Corporation	1,034,400	8,264,856

Specialty Retail : 2.11%
Abercrombie & Fitch Company Class A	92,300	3,265,574
Christopher & Banks Corporation †	665,545	4,751,991
Guess? Incorporated	210,900	5,915,745

		13,933,310

Textiles, Apparel & Luxury Goods : 0.75%
Delta Apparel Incorporated †	304,839	4,932,295

Consumer Staples : 5.45%

Food & Staples Retailing : 0.49%
SUPERVALU Incorporated †	557,700	3,223,506

Food Products : 2.13%
TreeHouse Foods Incorporated †	213,000	14,023,920

Household Products : 2.36%
Central Garden & Pet Company †	250,592	1,618,824
Central Garden & Pet Company Class A †	226,102	1,410,876
Spectrum Brands Holdings Incorporated	46,000	3,461,500
WD-40 Company	131,830	9,060,676

		15,551,876

Personal Products : 0.47%
Elizabeth Arden Incorporated †	115,335	3,127,885

Energy : 6.11%

Energy Equipment & Services : 3.03%
Atwood Oceanics Incorporated †	112,700	5,341,980
C&J Energy Services Incorporated †	97,500	2,279,550
Cal Dive International Incorporated «†	427,711	701,446
CARBO Ceramics Incorporated «	28,900	3,326,968
Patterson-UTI Energy Incorporated	145,800	3,745,602

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value
Energy Equipment & Services (continued)
Steel Excel Incorporated †	156,310	$4,611,145

		20,006,691

Oil, Gas & Consumable Fuels : 3.08%
Comstock Resources Incorporated	320,563	5,497,655
Energy XXI (Bermuda) Limited	196,100	4,500,495
Penn Virginia Corporation †	503,900	6,041,761
Stone Energy Corporation †	138,300	4,280,385

		20,320,296

Financials : 17.62%

Capital Markets : 2.08%
CIFC Corporation	253,585	2,013,465
Virtus Investment Partners Incorporated †	13,905	2,534,325
Westwood Holdings Group Incorporated	160,812	9,193,622

		13,741,412

Commercial Banks : 7.32%
BBCN Bancorp Incorporated	226,800	3,413,340
First Citizens BancShares Incorporated	111,477	24,663,171
Sterling BanCorp	321,716	4,053,622
TCF Financial Corporation	417,136	6,715,890
UMB Financial Corporation	159,061	9,430,727

		48,276,750

Consumer Finance : 0.30%
JGWPT Holdings Incorporated †	115,500	1,963,500

Insurance : 4.93%
Brown & Brown Incorporated	329,100	10,363,359
Fidelity & Guaranty Life †	143,444	2,828,716
Fortegra Financial Corporation †	326,720	2,407,926
ProAssurance Corporation	148,500	6,899,310
Tower Group International Limited «	443,000	1,107,500
Validus Holdings Limited	247,500	8,890,200

		32,497,011

REITs : 2.99%
CYS Investments Incorporated	303,900	2,406,888
Hatteras Financial Corporation	505,908	9,075,990
Post Properties Incorporated	175,881	8,254,095

		19,736,973

Health Care : 7.29%

Health Care Equipment & Supplies : 3.64%
Haemonetics Corporation †	177,300	6,717,897
ICU Medical Incorporated †	86,563	5,584,179
Steris Corporation	128,300	5,887,687
West Pharmaceutical Services Incorporated	121,882	5,783,301

		23,973,064

Health Care Providers & Services : 0.71%
Patterson Companies Incorporated	117,200	4,683,312

2

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Technology : 0.76%
Omnicell Incorporated †	194,100	$5,011,662

Life Sciences Tools & Services : 2.18%
Bio-Rad Laboratories Incorporated Class A †	47,600	6,050,912
Cambrex Corporation †	211,180	3,963,849
Parexel International Corporation †	89,500	4,368,495

		14,383,256

Industrials : 21.60%

Air Freight & Logistics : 1.83%
Forward Air Corporation	271,277	12,082,678

Building Products : 2.34%
Quanex Building Products Corporation	297,199	5,631,922
Simpson Manufacturing Company Incorporated	299,818	9,774,067

		15,405,989

Commercial Services & Supplies : 3.89%
ACCO Brands Corporation †	667,669	3,879,157
Clean Harbors Incorporated †	143,200	8,030,656
Courier Corporation	198,445	3,133,447
Viad Corporation	402,844	10,590,769

		25,634,029

Construction & Engineering : 1.10%
EMCOR Group Incorporated	171,600	7,294,716

Electrical Equipment : 2.22%
Franklin Electric Company Incorporated	282,700	11,262,768
Regal-Beloit Corporation	46,000	3,408,140

		14,670,908

Machinery : 6.76%
Commercial Vehicle Group Incorporated †	195,549	1,564,392
Douglas Dynamics Incorporated	437,400	6,351,048
Kadant Incorporated	591,825	21,252,436
Mueller Industries Incorporated	247,320	15,393,197

		44,561,073

Professional Services : 1.41%
Insperity Incorporated	148,100	4,890,262
Korn/Ferry International †	187,746	4,404,521

		9,294,783

Trading Companies & Distributors : 0.50%
MRC Global Incorporated †	117,346	3,276,300

Transportation Infrastructure : 1.55%
Macquarie Infrastructure Company LLC	184,997	10,221,084

Information Technology : 17.53%

Communications Equipment : 1.38%
Aviat Networks Incorporated †	849,347	1,613,759

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value
Communications Equipment (continued)
Ixia Corporation †	303,600	$3,883,044
NETGEAR Incorporated †	113,100	3,609,021

		9,105,824

Computers & Peripherals : 1.83%
Imation Corporation †	2,515,900	12,101,479

Electronic Equipment, Instruments & Components : 3.82%
AVX Corporation	288,098	3,722,226
GSI Group Incorporated †	239,200	2,580,968
Jabil Circuit Incorporated	242,000	4,348,740
Orbotech Limited †	444,815	6,045,036
Vishay Intertechnology Incorporated †	626,621	8,509,513

		25,206,483

IT Services : 1.06%
Sykes Enterprises Incorporated †	332,400	6,967,104

Semiconductors & Semiconductor Equipment : 5.37%
ATMI Incorporated †	561,528	15,543,095
DSP Group Incorporated †	502,391	4,501,423
Exar Corporation †	404,452	4,453,017
Lattice Semiconductor Corporation †	1,321,481	7,638,160
SunEdison Incorporated †	236,210	3,285,681

		35,421,376

Software : 4.07%
ACI Worldwide Incorporated †	158,084	9,581,471
Compuware Corporation	131,600	1,334,424
NetScout Systems Incorporated †	155,043	5,476,119
Progress Software Corporation †	208,551	5,040,678
TIBCO Software Incorporated †	252,853	5,383,240

		26,815,932

Materials : 6.50%

Chemicals : 3.45%
A. Schulman Incorporated	253,158	8,599,777
Innospec Incorporated	127,600	5,466,384
LSB Industries Incorporated †	70,992	2,350,545
Plastec Technologies Limited †(a)(i)	152,638	839,509
Sensient Technologies Corporation	111,600	5,459,472

		22,715,687

Paper & Forest Products : 3.05%
Neenah Paper Incorporated	344,200	14,952,048
Schweitzer Manduit International Incorporated	112,100	5,171,173

		20,123,221

Utilities : 0.51%

Electric Utilities : 0.51%
ALLETE Incorporated	67,154	3,356,357

Total Common Stocks (Cost $519,162,283)		619,201,309

4

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name				Shares	Value
Investment Companies : 1.87%
iShares Russell 2000 Index ETF «					$12,355,658

Total Investment Companies (Cost $12,534,000)					12,355,658

			Expiration date
Warrants : 0.00%

Industrials: 0.00%

Aerospace & Defense : 0.00%
Plastec Technologies Limited †(a)(i)			11/18/2014	145,800	0

Total Warrants (Cost $0)					0

Short-Term Investments : 6.25%

		Yield
Investment Companies : 6.25%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%		27,671,253	27,671,253
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.08		13,522,600	13,522,600

Total Short-Term Investments (Cost $41,193,853)					41,193,853

Total investments in securities (Cost $572,890,136)*	102.02%				672,750,820

Other assets and liabilities, net	(2.02)				(13,318,980)

Total net assets	100.00%				$659,431,840

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $579,609,211 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$171,964,919
Gross unrealized depreciation	(78,823,310)

Net unrealized appreciation	$93,141,609

5

Wells Fargo Advantage Special Small Cap Value Fund (“the Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$618,361,800	$0	$839,509	$619,201,309
Investment companies	12,355,658	0	0	12,355,658
Short-term investments
Investment companies	27,671,253	13,522,600	0	41,193,853

	$658,388,711	$13,522,600	$839,509	$672,750,820

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
AH Belo Corporation	1,073,699	0	39,299	1,034,400	8,264,856
Imation Corporation	2,745,450	0	229,550	2,515,900	12,101,479
Kadant Incorporated	701,043	0	109,218	591,825	21,252,436

					$41,618,771

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.72%

Consumer Discretionary : 10.09%

Diversified Consumer Services : 2.03%
Grand Canyon Education Incorporated †	36,600	$1,603,812
LifeLock Incorporated †	87,800	1,791,998

		3,395,810

Hotels, Restaurants & Leisure : 0.38%
BJ’s Restaurants Incorporated †	13,900	394,204
Bravo Brio Restaurant Group Incorporated †	16,400	245,016

		639,220

Household Durables : 0.28%
Ethan Allen Interiors Incorporated	18,618	469,918

Internet & Catalog Retail : 2.98%
HomeAway Incorporated †	32,600	1,332,036
RetailMeNot Incorporated †	49,148	1,740,331
Shutterfly Incorporated †	40,500	1,918,080

		4,990,447

Specialty Retail : 4.42%
Conn’s Incorporated †	22,300	1,353,833
Lumber Liquidators Holdings Incorporated †	14,400	1,281,456
Pier 1 Imports Incorporated	93,600	1,788,696
Select Comfort Corporation †	40,200	658,074
ULTA Salon Cosmetics & Fragrance Incorporated †	8,600	737,106
Vitamin Shoppe Incorporated †	35,438	1,588,331

		7,407,496

Consumer Staples : 1.09%

Food Products : 1.09%
Annie’s Incorporated †	45,600	1,829,472

Energy : 3.47%

Oil, Gas & Consumable Fuels : 3.47%
Comstock Resources Incorporated	73,500	1,260,525
Energy XXI (Bermuda) Limited	49,500	1,136,025
Oasis Petroleum Incorporated †	64,600	2,700,926
Rosetta Resources Incorporated †	16,700	711,587

		5,809,063

Financials : 9.96%

Capital Markets : 2.63%
Financial Engines Incorporated	56,000	3,411,520
Stifel Financial Corporation †	21,900	988,785

		4,400,305

Commercial Banks : 4.60%
Signature Bank †	24,100	2,941,646
SVB Financial Group †	25,200	2,828,196

1

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Security name	Shares	Value
Commercial Banks (continued)
Texas Capital Bancshares Incorporated †	32,500	$1,932,775

		7,702,617

Consumer Finance : 1.88%
Portfolio Recovery Associates Incorporated †	62,800	3,153,816

Diversified Financial Services : 0.85%
MarketAxess Holdings Incorporated	22,700	1,424,198

Health Care : 27.06%

Biotechnology : 6.04%
Alnylam Pharmaceuticals Incorporated †	19,700	1,648,102
Celldex Therapeutics Incorporated †	17,600	453,728
Cepheid Incorporated †	39,000	2,061,540
Exact Sciences Corporation †	95,400	1,240,200
Foundation Medicine Incorporated «†	25,198	754,428
Intercept Pharmaceuticals Incorporated †	1,500	451,320
ISIS Pharmaceuticals Incorporated †	18,500	944,610
Keryx Biopharmaceuticals Incorporated †	41,300	635,194
NPS Pharmaceuticals Incorporated †	53,800	1,924,964

		10,114,086

Health Care Equipment & Supplies : 9.68%
Align Technology Incorporated †	57,900	3,440,418
Cardiovascular Systems Incorporated †	70,784	2,400,993
DexCom Incorporated †	122,937	4,974,031
Endologix Incorporated †	182,000	2,912,000
NxStage Medical Incorporated †	105,100	1,361,045
Tandem Diabetes Care Incorporated †	43,375	1,121,244

		16,209,731

Health Care Providers & Services : 5.14%
Capital Senior Living Corporation †	73,400	1,649,298
ExamWorks Group Incorporated †	158,300	4,874,057
Healthways Incorporated «†	136,291	2,086,615

		8,609,970

Health Care Technology : 3.65%
athenahealth Incorporated «†	16,200	2,387,880
HealthStream Incorporated †	79,556	2,308,715
HMS Holdings Corporation †	61,600	1,418,648

		6,115,243

Pharmaceuticals : 2.55%
Akorn Incorporated †	70,700	1,604,890
Pacira Pharmaceuticals Incorporated †	17,400	1,192,422
The Medicines Company †	42,200	1,466,872

		4,264,184

Industrials : 16.26%

Aerospace & Defense : 4.12%
Hexcel Corporation †	96,743	4,032,248
TASER International Incorporated †	179,000	2,874,740

		6,906,988

2

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Shares	Value
Building Products : 2.11%
Gibraltar Industries Incorporated †	91,958	$1,642,370
USG Corporation †	62,100	1,900,260

		3,542,630

Commercial Services & Supplies : 0.84%
InnerWorkings Incorporated †	186,149	1,403,563

Machinery : 4.58%
Barnes Group Incorporated	103,000	3,856,320
RBC Bearings Incorporated †	31,747	2,058,475
The Middleby Corporation †	7,100	1,750,718

		7,665,513

Professional Services : 2.36%
Wageworks Incorporated †	63,620	3,956,528

Road & Rail : 1.04%
Genesee & Wyoming Incorporated Class A †	19,200	1,734,528

Trading Companies & Distributors : 1.21%
Beacon Roofing Supply Incorporated †	53,600	2,025,544

Information Technology : 27.50%

Communications Equipment : 1.88%
Aruba Networks Incorporated †	125,900	2,481,489
Sonus Networks Incorporated †	223,700	671,100

		3,152,589

Internet Software & Services : 10.07%
Bankrate Incorporated †	166,500	2,762,235
Demandware Incorporated †	25,800	1,642,944
E2open Incorporated †	56,200	1,345,990
LivePerson Incorporated †	175,742	2,430,512
Pandora Media Incorporated †	54,600	1,969,422
Responsys Incorporated †	73,100	1,974,431
Shutterstock Incorporated «†	15,006	1,209,634
SPS Commerce Incorporated †	19,409	1,254,210
Textura Corporation «†	72,400	2,276,256

		16,865,634

Semiconductors & Semiconductor Equipment : 3.58%
Cavium Incorporated †	98,900	3,676,113
Mellanox Technologies Limited «†	39,500	1,472,165
Power Integrations Incorporated	14,400	852,912

		6,001,190

Software : 11.97%
Concur Technologies Incorporated †	38,078	4,620,385
Fleetmatics Group plc †	56,712	2,269,047
Guidewire Software Incorporated †	17,500	826,175
Infoblox Incorporated †	48,144	1,688,892
Proofpoint Incorporated †	47,000	1,902,560
Qlik Technologies Incorporated †	64,400	1,740,088
Rally Software Development Corporation †	61,200	1,303,560
Realpage Incorporated †	36,900	829,512
Tableau Software Incorporated Class A †	20,443	1,652,203

3

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Security name			Shares	Value
Software (continued)
Ultimate Software Group Incorporated †			19,674	$3,211,387

				20,043,809

Materials : 1.41%

Chemicals : 0.63%
Rockwood Holdings Incorporated			15,352	1,052,073

Metals & Mining : 0.78%
Materion Corporation			49,466	1,314,312

Telecommunication Services : 1.88%

Diversified Telecommunication Services : 1.88%
Cogent Communications Group Incorporated			75,862	3,138,410

Total Common Stocks (Cost $109,953,653)				165,338,887

		Yield
Short-Term Investments : 6.26%

Investment Companies : 6.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	3,137,133	3,137,133
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.08	7,358,525	7,358,525

Total Short-Term Investments (Cost $10,495,658)				10,495,658

Total investments in securities (Cost $120,449,311)*	104.98%			175,834,545
Other assets and liabilities, net	(4.98)			(8,347,858)

Total net assets	100.00%			$167,486,687

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $121,311,831 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$57,912,863
Gross unrealized depreciation	(3,390,149)

Net unrealized appreciation	$54,522,714

4

Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$165,338,887	$0	$0	$165,338,887
Short-term investments
Investment companies	3,137,133	7,358,525	0	10,495,658

	$168,476,020	$7,358,525	$0	$175,834,545

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	March 26, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	March 26, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 26, 2014